UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste. 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
20,205,826	AZL Enhanced Bond Index Fund	$216,606,455
3,159,710	AZL International Index Fund, Class 2	54,062,631
1,383,148	AZL Mid Cap Index Fund, Class 2	32,199,680
6,858,446	AZL S&P 500 Index Fund, Class 2	109,597,974
1,155,929	AZL Small Cap Stock Index Fund, Class 2	17,281,137

Total Affiliated Investment Companies (Cost $335,490,477)		429,747,877

Total Investment Securities (Cost $335,490,477) - 100.0%		429,747,877
Net other assets (liabilities) - 0.0%		(176,284)

Net Assets - 100.0%		$429,571,593

Percentages indicated are based on net assets as of March 31, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
5,137,673	AZL DFA Emerging Markets Core Equity Fund	$58,312,586
46,879,074	AZL DFA Five-Year Global Fixed Income Fund	465,977,991
7,231,243	AZL DFA International Core Equity Fund	82,002,300
34,250,465	AZL DFA U.S. Core Equity Fund	434,295,896
9,358,644	AZL DFA U.S. Small Cap Fund	114,362,634

Total Affiliated Investment Companies (Cost $1,028,126,315)		1,154,951,407

Total Investment Securities (Cost $1,028,126,315) - 100.0%		1,154,951,407
Net other assets (liabilities) - 0.0%		166,936

Net Assets - 100.0%		$1,155,118,343

Percentages indicated are based on net assets as of March 31, 2018.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
14,349,029	AZL Enhanced Bond Index Fund	$153,821,587
2,333,874	AZL International Index Fund, Class 2	39,932,591
1,018,791	AZL Mid Cap Index Fund, Class 2	23,717,459
4,598,809	AZL S&P 500 Index Fund, Class 2	73,488,970
844,878	AZL Small Cap Stock Index Fund, Class 2	12,630,928

Total Affiliated Investment Companies (Cost $272,016,714)		303,591,535

Total Investment Securities (Cost $272,016,714) - 95.1%		303,591,535
Net other assets (liabilities) - 4.9%		15,569,407

Net Assets - 100.0%		$319,160,942

Percentages indicated are based on net assets as of March 31, 2018.

Continued

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $15,957,617 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/15/18	60	7,929,000	$(294,878)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/20/18	65	7,874,140	62,917

				$(231,961)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (27.5%):
Aerospace & Defense (0.4%):
635	BAE Systems plc(a)	$5,186
332	Boeing Co. (The)(a)	108,856
434	Dassault Aviation SA(a)	829,303
310	General Dynamics Corp.(a)	68,479
11	Lockheed Martin Corp.(a)	3,717
430	Northrop Grumman Corp.(a)	150,122
577	Raytheon Co.(a)	124,528
12,857	Safran SA(a)	1,362,304
23	Thales SA(a)	2,802
16	United Technologies Corp.(a)	2,013

		2,657,310

Air Freight & Logistics (0.0%):
243	Deutsche Post AG(a)	10,625

Airlines (0.6%):
34,660	Azul SA, ADR*(a)	1,204,435
696	Delta Air Lines, Inc.(a)	38,148
460	International Consolidated Airlines Group SA(a)	3,981
47,000	Japan Airlines Co., Ltd.(a)	1,912,446
26,725	United Continental Holdings, Inc.*(a)	1,856,586

		5,015,596

Auto Components (0.8%):
9,100	Aisin Sieki Co., Ltd.(a)	498,316
33,300	Bridgestone Corp.(a)	1,462,167
51,683	Cheng Shin Rubber Industry Co., Ltd.(a)	84,440
21,800	Denso Corp.(a)	1,197,566
2,400	Exedy Corp.(a)	75,923
754	Goodyear Tire & Rubber Co.(a)	20,041
8,500	Koito Manufacturing Co., Ltd.(a)	596,099
315	Lear Corp.(a)	58,619
143	Magna International(a)	8,056
2,400	Stanley Electric Co., Ltd.(a)	90,501
29,400	Sumitomo Electric Industries, Ltd.(a)	452,043
24,600	Toyota Industries Corp.(a)	1,497,129

		6,040,900

Automobiles (0.4%):
140,000	Brilliance China Automotive Holdings, Ltd.(a)	294,471
4,000	Dongfeng Motor Corp., Series H(a)	4,668
221	Ford Motor Co.(a)	2,449
25,100	Fuji Heavy Industries, Ltd.(a)	830,889
215	General Motors Co.(a)	7,813
2,000	Guangzhou Automobile Group Co., Ltd.(a)	3,715
3,136	Hero MotoCorp, Ltd.(a)	171,126
4,256	Maruti Suzuki India, Ltd.(a)	581,473
200	Mazda Motor Corp.(a)	2,672
36,600	Suzuki Motor Corp.(a)	1,987,115
405	Tata Motors, Ltd.*(a)	1,148
87	Tata Motors, Ltd.*(a)	442

		3,887,981

Banks (1.9%):
35,403	ABN AMRO Group NV(a)	1,067,261
11,000	Agricultural Bank of China, Ltd.(a)	6,326
304	Akbank T.A.S.(a)	738
581	Banco Bilbao Vizcaya Argentaria SA(a)	4,600
476	Banco do Brasil SA(a)	5,961
246	Banco Santander Brasil SA(a)	2,981
1,674	Banco Santander Mexico SA, Class B(a)	2,408
121,207	Bank of America Corp.(a)	3,634,997
12,000	Bank of China, Ltd.(a)	6,522

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,000	Bank of Communications Co., Ltd., Class H(a)	$2,370
158	Bank of Nova Scotia(a)	9,734
623	Barclays plc(a)	1,819
122	BNP Paribas SA(a)	9,045
9,000	China Construction Bank(a)	9,352
1,000	Chinatrust Financial Holding Co., Ltd.(a)	723
31,167	Citigroup, Inc.(a)	2,103,772
167	Credit Agricole SA(a)	2,717
903	Criteria Caixacorp SA(a)	4,306
252	Danske Bank A/S(a)	9,419
164	DnB NOR ASA(a)	3,201
1,502	Fifth Third Bancorp(a)	47,689
581	Grupo Financiero Banorte SAB de C.V.(a)	3,553
107	Hana Financial Holdings Group, Inc.(a)	4,596
208,967	HSBC Holdings plc(a)	1,953,116
8,000	Industrial & Commercial Bank of China(a)	6,938
296	Industrial Bank of Korea (IBK)(a)	4,350
72,831	ING Groep NV(a)	1,229,946
426	Intesa Sanpaolo SpA(a)	1,553
11,699	JPMorgan Chase & Co.(a)	1,286,539
2	KBC Group NV(a)	174
47,218	Kotak Mahindra Bank, Ltd.(a)	765,849
14,698	Lloyds Banking Group plc(a)	13,354
700	Mitsubishi UFJ Financial Group, Inc.(a)	4,647
165	National Australia Bank, Ltd.(a)	3,630
1,200	Resona Holdings, Inc.(a)	6,460
252	Royal Bank of Canada(a)	19,468
15	Shinhan Financial Group Co., Ltd.(a)	639
482	Skandinaviska Enskilda Banken AB, Class A^(a)	5,055
98	Societe Generale(a)	5,331
95,012	State Bank of India(a)	366,282
40,900	Sumitomo Mitsui Financial Group, Inc.(a)	1,734,588
19,588	SunTrust Banks, Inc.(a)	1,332,768
25	Toronto-Dominion Bank (The)(a)	1,419
972	Turkiye Halk Bankasi AS(a)	2,249
154	Unicredit SpA(a)	3,231
158	Wells Fargo & Co.(a)	8,281
174	Woori Bank(a)	2,359
47,738	Yes Bank, Ltd.(a)	226,491

		15,928,807

Beverages (0.2%):
16,572	Anheuser-Busch InBev NV(a)	1,821,084
2	Carlsberg A/S, Class B(a)	239
118	Coca-Cola Co. (The)(a)	5,125
351	Constellation Brands, Inc., Class C(a)	80,000
44	Diageo plc(a)	1,488
5	Monster Beverage Corp.*(a)	286
1,451	PepsiCo, Inc.(a)	158,376

		2,066,598

Biotechnology (0.4%):
823	AbbVie, Inc.(a)	77,897
506	Amgen, Inc.(a)	86,263
1,589	Biogen Idec, Inc.*(a)	435,100
184	Celgene Corp.*(a)	16,415
31,144	Gilead Sciences, Inc.(a)	2,347,946
3,980	Tesaro, Inc.*^(a)	227,417

		3,191,038

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products (0.2%):
100	Asahi Glass Co., Ltd.(a)	$4,192
255	Compagnie de Saint-Gobain SA(a)	13,468
5,300	Daikin Industries, Ltd.(a)	588,664
8,755	Fortune Brands Home & Security, Inc.(a)	515,582
1,923	Masco Corp.(a)	77,766
5,000	Nichias Corp.(a)	64,276

		1,263,948

Capital Markets (1.1%):
343	Ameriprise Financial, Inc.(a)	50,743
671	Bank of New York Mellon Corp. (The)(a)	34,577
46,336	Charles Schwab Corp. (The)(a)	2,419,666
8	CME Group, Inc.(a)	1,294
120	Franklin Resources, Inc.(a)	4,162
5,323	Goldman Sachs Group, Inc. (The)(a)	1,340,651
100	Hong Kong Exchanges & Clearing, Ltd.(a)	3,287
5	Intercontinental Exchange, Inc.(a)	363
52,286	Morgan Stanley(a)	2,821,352
100	Nomura Holdings, Inc.(a)	582
336	State Street Corp.(a)	33,509
63	Thomson Reuters Corp.(a)	2,435
123,270	UBS Group AG(a)	2,171,243

		8,883,864

Chemicals (1.5%):
17,594	Air Products & Chemicals, Inc.(a)	2,797,974
51,300	Asahi Kasei Corp.(a)	682,992
60	BASF SE(a)	6,097
15,400	Daicel Chemical Industries, Ltd.(a)	168,742
54,357	DowDuPont, Inc.(a)	3,463,084
34,000	Formosa Chemicals & Fibre Corp.(a)	128,381
35,000	Formosa Plastics Corp.(a)	124,619
15,200	Hitachi Chemical Co., Ltd.(a)	338,399
767	Huntsman Corp.(a)	22,435
5,200	Kuraray Co., Ltd.(a)	90,353
582	LG Chem, Ltd.(a)	213,165
3	Lotte Chemical Corp.(a)	1,227
18	Lyondellbasell Industries NV(a)	1,902
100	Mitsubishi Chemical Holdings Corp.(a)	971
44,000	Nan Ya Plastics Corp.(a)	124,480
9,900	Nitto Denko Corp.(a)	750,671
2	Praxair, Inc.(a)	289
73,900	PTT Global Chemical Public Co., Ltd.(a)	224,844
18,100	Shin-Etsu Chemical Co., Ltd.(a)	1,881,910
5,000	Toagosei Co., Ltd.(a)	59,075
55,300	Toray Industries, Inc.(a)	525,295
20,600	Ube Industries, Ltd.(a)	604,334

		12,211,239

Commercial Services & Supplies (0.0%):
52	Waste Management, Inc.(a)	4,374

Communications Equipment (0.1%):
401	Cisco Systems, Inc.(a)	17,199
73	Motorola Solutions, Inc.(a)	7,687
108,961	Nokia OYJ(a)	602,225

		627,111

Construction & Engineering (0.1%):
4,100	ComSys Holdings Corp.(a)	108,998
713	Eiffage SA(a)	81,212
12,500	Kinden Corp.(a)	208,131

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
2,000	Kyudenko Corp.(a)	$98,236
5,000	Maeda Road Construction Co., Ltd.(a)	100,736
5,000	Nippo Corp.(a)	113,001
4,600	Okumura Corp.(a)	179,548
200	TAISEI Corp.(a)	10,249
22,000	Toda Corp.(a)	159,446

		1,059,557

Construction Materials (0.0%):
14,614	Cemex SAB de C.V.*(a)	9,672
11,000	Siam Cement PCL(a)	174,099

		183,771

Consumer Finance (0.0%):
1,079	Ally Financial, Inc.(a)	29,295
35	American Express Co.(a)	3,265
562	Capital One Financial Corp.(a)	53,851
848	Discover Financial Services(a)	60,996

		147,407

Containers & Packaging (0.1%):
776	Crown Holdings, Inc.*(a)	39,382
1,075	International Paper Co.(a)	57,437
673	Packaging Corp. of America(a)	75,847
10,847	WestRock Co.(a)	696,052

		868,718

Distributors (0.0%):
3,400	Canon Marketing Japan, Inc.(a)	92,068

Diversified Consumer Services (0.0%):
96	New Oriental Education & Technology Group, Inc., ADR(a)	8,414

Diversified Financial Services (0.0%):
968	Berkshire Hathaway, Inc., Class B*(a)	193,097
102,000	Fubon Financial Holdings Co., Ltd.(a)	177,069

		370,166

Diversified Telecommunication Services (0.6%):
159	AT&T, Inc.^(a)	5,668
49,535	Cellnex Telecom SAU(a)	1,323,955
4,000	China Telecom Corp., Ltd., Class H(a)	1,774
218,000	Chunghwa Telecom Co., Ltd.(a)	837,011
11,851	El Towers SpA(a)	665,770
80,000	HKT Trust & HKT, Ltd.(a)	100,902
2,900	Nippon Telegraph & Telephone Corp.(a)	134,737
66,100	Singapore Telecommunications, Ltd.(a)	170,441
1,121,766	Telecom Italia SpA*(a)	1,068,140
26,521	Telecom Italia SpA(a)	22,149
163	Telefonica SA(a)	1,615
261	Telenor ASA(a)	5,939
618	Telstra Corp., Ltd.(a)	1,499
2,608	Verizon Communications, Inc.(a)	124,715

		4,464,315

Electric Utilities (0.4%):
7,494	CEZ(a)	187,113
14,500	CK Infrastructure Holdings, Ltd.(a)	119,180
16,500	CLP Holdings, Ltd.(a)	168,673
164,007	Enel SpA(a)	1,004,775
13,000	Hongkong Electric Holdings, Ltd.(a)	116,404
12,731	NextEra Energy, Inc.(a)	2,079,354
56	PG&E Corp.(a)	2,460
1,564	PGE SA*(a)	4,549

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
45	Scottish & Southern Energy plc(a)	$806

		3,683,314

Electrical Equipment (0.2%):
517	ABB, Ltd.(a)	12,316
53	Eaton Corp. plc(a)	4,235
65	Emerson Electric Co.(a)	4,440
16,000	GS Yuasa Corp.(a)	86,679
2,900	Mabuchi Motor Co., Ltd.(a)	143,875
95,800	Mitsubishi Electric Corp.(a)	1,557,270
274	Rockwell Automation, Inc.(a)	47,730

		1,856,545

Electronic Equipment, Instruments & Components (0.2%):
114	Corning, Inc.(a)	3,178
2,000	Hitachi, Ltd.(a)	14,593
55,400	Hon Hai Precision Industry Co., Ltd.(a)	173,129
5,000	Japan Aviation Electronics Industry, Ltd.(a)	71,151
300	Keyence Corp.(a)	187,807
11,200	Murata Manufacturing Co., Ltd.(a)	1,546,279

		1,996,137

Energy Equipment & Services (0.1%):
147	Halliburton Co.(a)	6,900
595	Helmerich & Payne, Inc.^(a)	39,603
8,668	Schlumberger, Ltd.(a)	561,513

		608,016

Equity Real Estate Investment Trusts (0.1%):
621	American Tower Corp.(a)	90,256
49	Equity Residential Property Trust(a)	3,019
181	HCP, Inc.(a)	4,205
18,500	Link REIT (The)(a)	158,668
912	Stockland Trust Group(a)	2,828
4,463	Unibail-Rodamco SE(a)	1,021,487
24	Vornado Realty Trust(a)	1,615

		1,282,078

Food & Staples Retailing (0.2%):
11	BIM Birlesik Magazalar AS(a)	199
30	Costco Wholesale Corp.(a)	5,653
29,420	CVS Health Corp.(a)	1,830,218
3,909	Jeronimo Martins SGPS SA(a)	71,280
37	Koninklijke Ahold Delhaize NV(a)	877
1,400	Seven & I Holdings Co., Ltd.(a)	60,075
87	Sysco Corp.(a)	5,217
185	Walgreens Boots Alliance, Inc.(a)	12,112
161	Wal-Mart Stores, Inc.(a)	14,324
71	Wesfarmers, Ltd.(a)	2,278
314	Woolworths, Ltd.(a)	6,362

		2,008,595

Food Products (0.8%):
52,700	Ajinomoto Co., Inc.(a)	957,681
26	Archer-Daniels-Midland Co.(a)	1,128
70	Associated British Foods plc(a)	2,447
377	ConAgra Foods, Inc.(a)	13,904
37,227	Danone SA(a)	3,014,815
133	General Mills, Inc.^(a)	5,993
1,173	JBS SA(a)	3,319
2,874	Mondelez International, Inc., Class A(a)	119,931
30,787	Nestle SA, Registered Shares(a)	2,438,061
238	Tiger Brands, Ltd.(a)	7,483
531	Tyson Foods, Inc., Class A(a)	38,864
90,000	Uni-President Enterprises Corp.(a)	212,411

Shares	Fair Value
Common Stocks, continued
Food Products, continued

154,000	Want Want China Holdings, Ltd.(a)	$124,690
5,500	WH Group, Ltd.(a)	5,912

		6,946,639

Gas Utilities (0.2%):
576	GAIL India, Ltd.(a)	2,924
58,200	Tokyo Gas Co., Ltd.(a)	1,554,574

		1,557,498

Health Care Equipment & Supplies (0.4%):
2,389	Baxter International, Inc.(a)	155,381
93	Boston Scientific Corp.*(a)	2,541
12	Danaher Corp.(a)	1,175
18	Edwards Lifesciences Corp.*(a)	2,511
27,100	HOYA Corp.(a)	1,372,634
4	Intuitive Surgical, Inc.*(a)	1,651
1,550	Medtronic plc(a)	124,341
100	Olympus Co., Ltd.(a)	3,834
948	Stryker Corp.(a)	152,552
11,184	Zimmer Holdings, Inc.(a)	1,219,503

		3,036,123

Health Care Providers & Services (0.9%):
17,432	Acadia Healthcare Co., Inc.*^(a)	682,986
521	Aetna, Inc.(a)	88,049
4,100	Alfresa Holdings Corp.(a)	92,279
35	AmerisourceBergen Corp.(a)	3,017
8,801	Anthem, Inc.(a)	1,933,580
53	Cigna Corp.(a)	8,890
189	Express Scripts Holding Co.*(a)	13,056
23,823	HCA Holdings, Inc.(a)	2,310,830
6	Humana, Inc.(a)	1,613
217	McKesson Corp.(a)	30,569
4,700	Medipal Holdings Corp.(a)	98,118
39,427	NMC Health plc(a)	1,883,914
592,322	PT Siloam International Hospital Tbk*(a)	344,636
2,100	Suzuken Co., Ltd.(a)	88,280
30,082	Tenet Healthcare Corp.*(a)	729,489
961	UnitedHealth Group, Inc.(a)	205,654

		8,514,960

Hotels, Restaurants & Leisure (0.2%):
202	Carnival Corp., Class A(a)	13,247
11,153	Dave & Buster’s Entertainment, Inc.*(a)	465,526
1,000	Galaxy Entertainment Group, Ltd.(a)	9,167
14,000	Genting Singapore plc(a)	11,606
165	Las Vegas Sands Corp.(a)	11,864
421	McDonald’s Corp.(a)	65,836
29,954	MGM Resorts International(a)	1,048,988
322	Royal Caribbean Cruises, Ltd.(a)	37,912
400	Sands China, Ltd.(a)	2,172
38	Starbucks Corp.(a)	2,200
662	Wyndham Worldwide Corp.(a)	75,753
138	Wynn Resorts, Ltd.(a)	25,166
11	Yum China Holdings, Inc.(a)	457
80	Yum! Brands, Inc.(a)	6,810

		1,776,704

Household Durables (0.3%):
2,800	Alpine Electronics, Inc.(a)	53,011
10,831	Berkeley Group Holdings plc (The)(a)	576,382
1,485	Coway Co., Ltd.(a)	122,955
8,416	Mohawk Industries, Inc.*(a)	1,954,364
400	Panasonic Corp.(a)	5,715
200	Sony Corp.(a)	9,741

		2,722,168

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products (0.1%):
1,476	Colgate-Palmolive Co.(a)	$105,800
389	Hindustan Unilever, Ltd.(a)	8,004
27	Kimberly-Clark Corp.(a)	2,974
10,735	Procter & Gamble Co. (The)(a)	851,070
200	Unicharm Corp.(a)	5,801

		973,649

Independent Power & Renewable Electricity Producers (0.1%):
2,000	China Resources Power Holdings Co.(a)	3,678
13,515	NextEra Energy Partners LP^(a)	540,465
10,260	Vistra Energy Corp.*(a)	213,716

		757,859

Industrial Conglomerates (0.6%):
227	3M Co., Class C(a)	49,831
117,222	General Electric Co.(a)	1,580,153
2,900	Jardine Matheson Holdings, Ltd.(a)	178,883
92,590	Koninklijke Philips Electronics NV(a)	3,557,802
2,000	Toshiba Corp.(a)	5,812

		5,372,481

Insurance (0.6%):
25	Allstate Corp. (The)(a)	2,370
140	American International Group, Inc.(a)	7,619
16	Aon plc(a)	2,245
278	Aviva plc(a)	1,937
31,968	AXA SA(a)	850,946
92,000	Cathay Financial Holding Co., Ltd.(a)	165,158
6,959	Chubb, Ltd.(a)	951,782
2,186	Hartford Financial Services Group, Inc. (The)(a)	112,623
1,727	Legal & General Group plc(a)	6,255
294	Manulife Financial Corp.(a)	5,459
9,919	Marsh & McLennan Cos., Inc.(a)	819,210
24,331	MetLife, Inc.(a)	1,116,549
100	MS&AD Insurance Group Holdings, Inc.(a)	3,110
5	Muenchener Rueckversicherungs-Gesellschaft AG(a)	1,163
476	Prudential Financial, Inc.(a)	49,290
53	Prudential plc(a)	1,325
364	Reinsurance Group of America, Inc.(a)	56,056
4,671	SBI Life Insurance Co., Ltd.*(a)	48,822
28	Swiss Re AG(a)	2,852
19,100	Tokio Marine Holdings, Inc.(a)	870,056
1,229	Travelers Cos., Inc. (The)(a)	170,659
8	Zurich Insurance Group AG(a)	2,626

		5,248,112

Internet & Direct Marketing Retail (0.7%):
3,393	Amazon.com, Inc.*(a)	4,910,824
4	Booking Holdings, Inc.*(a)	8,322
25	Expedia, Inc.(a)	2,760
300	Rakuten, Inc.(a)	2,479
16,204	TripAdvisor, Inc.*^(a)	662,582

		5,586,967

Internet Software & Services (1.6%):
12,441	Alibaba Group Holding, Ltd., ADR*^(a)	2,283,421
24	Alphabet, Inc., Class A*(a)	24,891
3,896	Alphabet, Inc., Class C*(a)	4,019,854
53,987	Cloudera, Inc.*(a)	1,165,039

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
7,426	Dropbox, Inc., Class A*^(a)	$232,063
490	eBay, Inc.*(a)	19,718
24,362	Facebook, Inc., Class A*(a)	3,892,804
5,547	Lookout, Inc.(a)(b)(c)	2,884
100	Tencent Holdings, Ltd.(a)	5,323
660	VeriSign, Inc.*(a)	78,250

		11,724,247

IT Services (0.5%):
514	Accenture plc, Class C(a)	78,900
151	Alliance Data Systems Corp.(a)	32,142
81	Amadeus IT Holding SA(a)	5,987
1,070	Amdocs, Ltd.(a)	71,390
46	Automatic Data Processing, Inc.(a)	5,220
97	Cognizant Technology Solutions Corp., Class A(a)	7,809
63	DXC Technology Co.(a)	6,333
9,108	FleetCor Technologies, Inc.*(a)	1,844,370
3,000	Fujitsu, Ltd.(a)	18,185
4,306	Global Payments, Inc.(a)	480,205
198	HCL Technologies, Ltd.(a)	2,962
9,074	International Business Machines Corp.(a)	1,392,224
1,214	MasterCard, Inc., Class A(a)	212,644
1,338	Visa, Inc., Class A(a)	160,052

		4,318,423

Life Sciences Tools & Services (0.0%):
56	Agilent Technologies, Inc.(a)	3,746
11	Illumina, Inc.*(a)	2,601
439	Thermo Fisher Scientific, Inc.(a)	90,636

		96,983

Machinery (0.4%):
223	Caterpillar, Inc.(a)	32,866
195	Cummins, Inc.(a)	31,608
19,799	Doosan Bobcat, Inc.(a)	589,329
9,904	GEA Group AG(a)	421,282
7,200	Hino Motors, Ltd.(a)	93,987
302	Illinois Tool Works, Inc.(a)	47,310
81	Ingersoll-Rand plc(a)	6,926
27,500	Komatsu, Ltd.(a)	923,865
18,900	Kubota Corp.(a)	333,117
50	PACCAR, Inc.(a)	3,309
412	Sandvik AB(a)	7,563
697	Volvo AB, Class B^(a)	12,730
334	WABCO Holdings, Inc.*(a)	44,713

		2,548,605

Media (1.3%):
4,209	Charter Communications, Inc., Class A*(a)	1,309,925
132,922	Comcast Corp., Class A(a)	4,541,945
8,237	DISH Network Corp., Class A*(a)	312,100
15,329	I-Cable Communications, Ltd.*(a)	392
2,520	Liberty Broadband Corp., Class A*(a)	213,696
7,997	Liberty Broadband Corp., Class C*(a)	685,263
174	Liberty Global plc, Series C*(a)	5,295
24,782	Liberty Global plc, Class A*(a)	775,924
9,038	Liberty SiriusXM Group, Class A*(a)	371,462
15,145	Liberty SiriusXM Group, Class C*(a)	618,673
14	Naspers, Ltd.(a)	3,432
9,400	Nippon Television Holdings, Inc.(a)	164,859
81,093	RAI Way SpA(a)	449,636
3,100	Toho Co., Ltd.(a)	103,562
6,800	TV Asahi Holdings Corp.(a)	149,958
57	Walt Disney Co. (The)(a)	5,725

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
51,957	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA(a)	$306,873

		10,018,720

Metals & Mining (0.0%):
69	Anglo American plc^(a)	1,612
187	Barrick Gold Corp.(a)	2,330
246	BHP Billiton, Ltd.(a)	5,441
1,900	DOWA Mining Co.(a)	68,027
314	Glencore International plc(a)	1,562
72,391	Platinum Group Metals, Ltd.*(a)	21,261
11,061	Platinum Group Metals, Ltd.*(a)	3,220
607	POSCO(a)	191,709
126	Rio Tinto plc(a)	6,396
131	Rio Tinto, Ltd.(a)	7,361
222	Teck Cominco, Ltd., Class B(a)	5,718
14,200	Tokyo Steel Manufacturing Co., Ltd.^(a)	114,926
526	Vale SA(a)	6,758
550	Vedanta, Ltd.(a)	2,363
2,900	Yamato Kogyo Co., Ltd.(a)	80,036

		518,720

Multiline Retail (0.0%):
54	Dollar General Corp.(a)	5,052
437	Kohl’s Corp.(a)	28,628
219	Target Corp.(a)	15,205

		48,885

Multi-Utilities (0.3%):
182	AGL Energy, Ltd.(a)	3,049
1,789	Centrica plc(a)	3,572
2,014	Dominion Energy, Inc.(a)	135,804
203	Engie Group(a)	3,391
13,880	Innogy Se(a)	656,502
3,630	National Grid plc(a)	40,816
10,857	Sempra Energy^(a)	1,207,516

		2,050,650

Oil, Gas & Consumable Fuels (1.5%):
37,434	Anadarko Petroleum Corp.(a)	2,261,388
442	BP plc(a)	2,976
50	Canadian Natural Resources, Ltd.(a)	1,572
294	Chevron Corp.(a)	33,528
6,000	CNOOC, Ltd.(a)	8,855
30,076	Coal India, Ltd.(a)	131,140
171	ConocoPhillips Co.(a)	10,139
44	Devon Energy Corp.(a)	1,399
129,954	EnCana Corp.^(a)	1,429,494
2,755	EQT Corp.(a)	130,890
252	Exxon Mobil Corp.(a)	18,802
3,485	Fieldwood Energy LLC(a)(c)	81,305
24,000	Formosa Petrochemical Corp.(a)	98,890
960	Hindustan Petroleum Corp., Ltd.(a)	5,122
496	Indian Oil Corp., Ltd.(a)	1,358
68	Kinder Morgan, Inc.(a)	1,024
1,393	Marathon Petroleum Corp.(a)	101,842
39,634	Oil & Natural Gas Corp., Ltd.(a)	108,471
9	ONEOK, Inc.(a)	512
430	Petroleo Brasileiro SA*(a)	2,789
587	Phillips 66(a)	56,305
2,826	Pioneer Natural Resources Co.(a)	485,450
55	Polski Koncern Naftowy Orlen SA(a)	1,355
124,522	Reliance Industries, Ltd.(a)	1,693,389
162	Repsol SA(a)	2,878
36,669	Royal Dutch Shell plc, Class A(a)	1,169,317

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
23,496	Royal Dutch Shell plc, Class A, ADR(a)	$1,499,280
70	Royal Dutch Shell plc, Class A(a)	2,196
429	Royal Dutch Shell plc, Class B(a)	13,823
15	SK Energy Co., Ltd.(a)	2,972
13,407	Snam SpA(a)	61,665
185	Suncor Energy, Inc.(a)	6,389
37,100	Thai Oil Public Co., Ltd.(a)	108,074
263	Total SA(a)	14,945
650	Total SA, ADR(a)	37,499
46	Tupras-Turkiye Petrol Rafine(a)	1,284
1,278	Valero Energy Corp.(a)	118,560
118,939	Williams Cos., Inc. (The)(a)	2,956,823
139	Woodside Petroleum, Ltd.(a)	3,140

		12,666,840

Personal Products (0.2%):
1,313	Amorepacific Corp.(a)	380,583
18,645	Edgewell Personal Care Co.*^(a)	910,249
9	Estee Lauder Co., Inc. (The), Class A(a)	1,347
180	LG Household & Health Care, Ltd.(a)	202,174
72	Unilever NV(a)	4,070

		1,498,423

Pharmaceuticals (1.1%):
4	Allergan plc(a)	673
115,800	Astellas Pharma, Inc.(a)	1,778,554
322	Aurobindo Pharma, Ltd.(a)	2,767
26,177	Bayer AG, Registered Shares(a)	2,959,553
7	Bristol-Myers Squibb Co.(a)	443
16	Eli Lilly & Co.(a)	1,238
526	GlaxoSmithKline plc(a)	10,218
2,343	Gw Pharmaceuticals, ADR(a)	263,985
7,728	Johnson & Johnson Co.(a)	990,343
1,582	Merck & Co., Inc.(a)	86,172
200	Mitsubishi Tanabe Pharma Corp.(a)	4,047
88	Novartis AG, Registered Shares(a)	7,122
1,600	Otsuka Holdings Co., Ltd.(a)	80,372
79,862	Pfizer, Inc.(a)	2,834,302
54	Roche Holding AG(a)	12,389
8,158	Sanofi-Aventis SA(a)	655,458
200	Shionogi & Co., Ltd.(a)	10,440

		9,698,076

Professional Services (0.0%):
29	Experian plc(a)	626
290	Manpower, Inc.(a)	33,379
1	SGS SA, Registered Shares(a)	2,459

		36,464

Real Estate Management & Development (0.6%):
295,500	CapitaLand, Ltd.(a)	808,909
2,000	Country Garden Holdings Co., Ltd.(a)	4,177
45,000	Hang Lung Properties, Ltd.(a)	105,598
500	Longfor Properties Co., Ltd.(a)	1,544
56,000	Sino Land Co., Ltd.(a)	91,129
116,666	Sun Hung Kai Properties, Ltd.(a)	1,858,535
12,500	Swire Pacific, Ltd., Class A(a)	126,833
36,398	The St. Joe Co.*^(a)	686,102
23,000	Wharf Holdings, Ltd. (The)(a)	79,679
19,000	Wharf Real Estate Investment Co., Ltd.(a)	124,390

		3,886,896

Road & Rail (0.5%):
7	Canadian National Railway Co.(a)	512
66,400	ComfortDelGro Corp., Ltd.(a)	104,490

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
22,200	East Japan Railway Co.(a)	$2,071,894
100	Kintetsu Corp.(a)	3,924
14,300	Kyushu Railway Co.(a)	446,101
10	Norfolk Southern Corp.(a)	1,358
5,300	Seino Holdings Co., Ltd.(a)	98,024
7,700	West Japan Railway Co.(a)	544,284

		3,270,587

Semiconductors & Semiconductor Equipment (0.6%):
237	Applied Materials, Inc.(a)	13,180
7	Broadcom, Ltd.(a)	1,650
1,622	Intel Corp.(a)	84,474
554	KLA-Tencor Corp.(a)	60,392
23	Lam Research Corp.(a)	4,673
850	Micron Technology, Inc.*(a)	44,319
19	NVIDIA Corp.(a)	4,400
52,380	QUALCOMM, Inc.(a)	2,902,375
28,200	Renesas Electronics Corp.*(a)	284,482
11,400	ROHM Co., Ltd.(a)	1,084,787
79	SK Hynix, Inc.(a)	6,051
23,000	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	195,491
123	Texas Instruments, Inc.(a)	12,778

		4,699,052

Software (1.6%):
6,641	Activision Blizzard, Inc.(a)	448,002
511	Adobe Systems, Inc.*(a)	110,417
297	CA, Inc.(a)	10,068
74	Check Point Software Technologies, Ltd.*(a)	7,351
127	Dell Technologies, Inc., Class V*(a)	9,298
4,667	Electronic Arts, Inc.*(a)	565,827
535	Intuit, Inc.(a)	92,742
83,392	Microsoft Corp.(a)	7,611,187
333	Oracle Corp.(a)	15,235
191	SAP AG(a)	19,985
42,660	Snap, Inc., Class A*^(a)	677,014
78	Symantec Corp.^(a)	2,016
68,532	Uber Technologies, Inc.(a)(b)(c)	2,346,535
84	VMware, Inc., Class A*(a)	10,187
53,366	Zynga, Inc.*(a)	195,320

		12,121,184

Specialty Retail (0.4%):
623	Home Depot, Inc. (The)(a)	111,044
2,176	Lowe’s Cos., Inc.(a)	190,944
7,575	O’Reilly Automotive, Inc.*(a)	1,873,903
323	Ross Stores, Inc.(a)	25,188
700	Shimamura Co., Ltd.(a)	87,022
6,130	TJX Cos., Inc. (The)(a)	499,963
11,292	Williams-Sonoma, Inc.(a)	595,765

		3,383,829

Technology Hardware, Storage & Peripherals (1.3%):
54,271	Apple, Inc.(a)	9,105,588
159	Hewlett Packard Enterprise Co.(a)	2,789
445	HP, Inc.(a)	9,754
3,000	Pegatron Corp.(a)	7,536
48,720	Pure Storage, Inc., Class A*^(a)	971,964
7	Samsung Electronics Co., Ltd.(a)	16,314
458	Western Digital Corp.(a)	42,260

		10,156,205

Textiles, Apparel & Luxury Goods (0.1%):
4	Adidas AG(a)	969

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
16,861	Luxottica Group SpA(a)	$1,049,169
239	PVH Corp.(a)	36,192
66	Swatch Group AG (The), Registered Shares(a)	5,538
83	VF Corp.(a)	6,152

		1,098,020

Thrifts & Mortgage Finance (0.1%):
30,486	Housing Development Finance Corp., Ltd.(a)	857,523

Tobacco (0.1%):
174	Imperial Tobacco Group plc, Class A(a)	5,929
7,507	KT&G Corp.(a)	703,724
108	Philip Morris International, Inc.(a)	10,735

		720,388

Trading Companies & Distributors (0.0%):
700	Marubeni Corp.(a)	5,098
433	United Rentals, Inc.*(a)	74,792

		79,890

Transportation Infrastructure (0.0%):
36	Aena SA(a)	7,254
24	Atlantia SpA(a)	744
3,800	Kamigumi Co., Ltd.(a)	85,156
9,100	Malaysia Airports Holdings Berhad(a)	20,911

		114,065

Wireless Telecommunication Services (0.8%):
35,100	Advanced Information Service plc(a)	231,858
1,500	China Mobile, Ltd.(a)	13,725
133,000	Far EasTone Telecommunications Co., Ltd.(a)	352,330
88,100	Intouch Holdings Public Co., Ltd.(a)	163,727
5,400	KDDI Corp.(a)	138,699
659	SK Telecom Co., Ltd.(a)	142,566
112,000	Taiwan Mobile Co., Ltd.(a)	420,137
1,082,818	Vodafone Group plc(a)	2,964,543
19,338	Vodafone Group plc, ADR^(a)	537,983

		4,965,568

Total Common Stocks (Cost $185,254,937)		223,489,895

Preferred Stocks (0.4%):
Banks (0.1%):
14,150	Citigroup Capital XIII, Series A, 8.14%^(a)	384,739
84,000	USB Capital IX, 3.50%(US0003M+102bps)(a)	75,856

		460,595

Consumer Finance (0.1%):
16,151	GMAC Capital Trust I, Series 2, 7.62%^(a)	419,603

Health Care Providers & Services (0.0%):
16,042	Anthem, Inc., 5.03%^(a)	860,814
143,925	Grand Rounds, Inc., Series C*(a)(b)(c)	349,738

		1,210,552

Internet Software & Services (0.1%):
63,925	Lookout, Inc., Preferred Shares, Series F*(a)(b)(c)	668,016

Software (0.1%):
116,157	Palantir Technologies, Inc., Series I*(a)(b)(c)	640,025

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Technology Hardware, Storage & Peripherals (0.0%):
3	Samsung Electronics Co., Ltd., 2.07%(a)	$5,788

Total Preferred Stocks (Cost $3,352,524)		3,404,579

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.(a)(d)	—

Total Warrant (Cost $–)		—

Convertible Preferred Stocks (0.5%):
Banks (0.0%):
125	Wells Fargo & Co., Series L, Class A, 0.12%(a)	161,250

Equity Real Estate Investment Trusts (0.1%):
526	Crown Castle International Corp., Series A, 8.68%^(a)	588,031
6,022	Welltower, Inc., Series I, 6.50%^(a)	335,064

		923,095

Internet Software & Services (0.1%):
144,482	Domo, Inc., Series E(a)(b)(c)	869,782

Multi-Utilities (0.1%):
12,830	Dominion Resources, Inc., Series A, 6.75%^(a)	595,440

Wireless Telecommunication Services (0.2%):
6,269	Mandatory Exchange Trust, 5.75%(a)(e)	1,294,903

Total Convertible Preferred Stocks (Cost $3,421,240)		3,844,470

Right (0.0%):
Diversified Financial Services (0.0%):
3,646	Fubon Financial Holdings, Expires on 4/16/18*(a)(c)	—

Total Right (Cost $–)		—

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.2%):
Household Durables (0.0%):
$ 3,065,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)(c)	—
23,389	Jawbone, 0.00%(a)(b)(c)	—

		—

Internet Software & Services (0.2%):
63,800	DropBox, Inc., Class B, 0.00%(a)(b)(c)	1,897,385

Oil, Gas & Consumable Fuels (0.0%):
268,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)(c)	—

Total Private Placements (Cost $5,160,985)		1,897,385

Convertible Bonds (0.2%):
Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)(c)(f)	—

Oil, Gas & Consumable Fuels (0.1%):
631,620	Dana Gas Sukuk, Ltd., 7.00%, 10/31/18(a)(b)	551,088

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Pharmaceuticals (0.1%):
$ 600,000	Bayer Capital Corp. BV, 5.63%, 11/22/19+(a)(e)	$753,240

Real Estate Management & Development (0.0%):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(a)(e)	194,299

Total Convertible Bonds (Cost $1,852,036)		1,498,627

Bank Loans (0.1%):
Capital Markets (0.0%):
45,877	Sheridan Production Partners, 4.83%, 12/2/20(a)	39,798
17,107	Sheridan Production Partners, 4.83%, 12/16/20(a)	14,841
329,820	Sheridan Production Partners, 4.83%, 12/16/20(a)(d)	286,119

		340,758

Hotels, Restaurants & Leisure (0.1%):
521,370	Hilton Worldwide Finance LLC, 3.33%, 10/25/20(a)	523,878

Oil, Gas & Consumable Fuels (0.0%):
254,386	Fieldwood Energy LLC, 8.38%, 9/20/20(a)	50,877
151,147	Fieldwood Energy LLC, 0.00%, 9/30/20(a)	143,591
111,961	Fieldwood Holdings LLC, 8.46%, 8/31/20(a)	111,028

		305,496

Total Bank Loans (Cost $1,419,106)		1,170,132

Corporate Bonds (1.0%):
Banks (0.1%):
162,000	Bank of America Corp., 4.00%, 1/22/25, MTN(a)	161,681
646,000	Citigroup, Inc., Series O, 5.87% (US0003M+406 bps), 12/29/49, Callable 3/27/20 @ 100^(a)	666,996
85,000	Santander Holdings USA, Inc., 3.70%, 3/28/22, Callable 2/28/22 @ 100(a)	85,179

		913,856

Beverages (0.1%):
175,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 1/12/24, Callable 12/12/23 @ 100(a)	176,228
285,000	Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/28, Callable 1/13/28 @ 100(a)	288,479

		464,707

Capital Markets (0.1%):
323,000	Goldman Sachs Group, Inc. (The), Series M, 5.38% (US0003M+392 bps), 12/31/49, Callable 5/10/20 @ 100(a)	331,585
228,000	Morgan Stanley, Series H, 5.45% (US0003M+361 bps), 7/29/49, Callable 7/15/19 @ 100(a)	232,109

		563,694

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Communications Equipment (0.0%):
$ 53,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21(a)	$56,878

Consumer Finance (0.1%):
191,000	Ally Financial, Inc., 3.50%, 1/27/19(a)	191,239
200,000	American Express Co., Series C, 4.90% (US0003M+329 bps), 12/29/49, Callable 3/15/20 @ 100^(a)	201,000
125,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100(a)	123,972
87,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100(a)	87,728

		603,939

Diversified Telecommunication Services (0.3%):
475,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100(a)	466,469
75,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100(a)	77,412
831,000	AT&T, Inc., 3.40%, 8/14/24, Callable 6/14/24 @ 100(a)	837,058
149,000	Verizon Communications, Inc., 2.63%, 8/15/26(a)	136,072

		1,517,011

Food & Staples Retailing (0.1%):
1,125,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100(a)	1,131,109

Health Care Equipment & Supplies (0.1%):
135,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100(a)	129,937
306,000	Becton, Dickinson & Co., 3.13%, 11/8/21(a)	301,088
245,000	Becton, Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100(a)	237,714

		668,739

Insurance (0.0%):
173,000	Prudential Financial, Inc., 5.87% (US0003M+418 bps), 9/15/42, Callable 9/15/22 @ 100^(a)	182,083
115,000	Prudential Financial, Inc., 5.63% (US0003M+392 bps), 6/15/43, Callable 6/15/23 @ 100(a)	120,606

		302,689

Internet Software & Services (0.0%):
159,000	eBay, Inc., 2.75%, 1/30/23, Callable 12/30/22 @ 100(a)	153,524

Media (0.0%):
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)(e)	207,500

Personal Products (0.0%):
144,000	Edgewell Personal Care Co., 4.70%, 5/19/21^(a)	141,480

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Personal Products, continued
$ 149,000	Edgewell Personal Care Co., 4.70%, 5/24/22^(a)	$144,530

		286,010

Pharmaceuticals (0.0%):
149,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(e)	155,535

Technology Hardware, Storage & Peripherals (0.1%):
531,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100^(a)	524,580
510,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100(a)	498,335

		1,022,915

Total Corporate Bonds (Cost $8,075,330)		8,048,106

Foreign Bonds (4.0%):
Banks (0.1%):
330,000	Lloyds TSB Bank plc, Series E, 13.00%(GUKG5+1,340bps), 1/29/49, Callable 1/21/29 @ 126+(a)	845,716

Sovereign Bond (3.9%):
2,043,000	Australian Government, Series 133, 5.50%, 4/21/23+(a)(e)	1,803,984
4,893,000	Australian Government, Series 137, 2.75%, 4/21/24+(a)(e)	3,823,300
1,228,000	Australian Government, 3.00%, 3/21/47+(a)(e)	907,232
6,911,000	Brazil Nota do Tesouro Nacional, Series NTNF, -1.39%, 1/1/23+(a)(g)	2,237,087
8,407,000	Brazil Nota do Tesouro Nacional, Series NTNF, -0.62%, 1/1/27+(a)(g)	2,689,598
1,778,707	Bundesrepub. Deutshland, 0.32%, 8/15/26+(a)(e)	2,131,446
3,933,000	Canadian Government, 0.50%, 8/1/18+(a)	3,044,823
1,018,000	Canadian Government, 0.75%, 3/1/21+(a)	764,804
861,000	Italy Buoni Poliennali Del Tesoro, 0.95%, 3/1/23+(a)	1,074,436
532,000	Italy Buoni Poliennali Del Tesoro, 1.85%, 5/15/24+(a)	687,374
273,450,000	Japan Treasury Discount Bill, Series 369, 0.10%, 10/15/18+(a)	2,573,654
27,709,300	Mexican Bonos Desarr, 8.50%, 12/13/18+(a)(h)	1,531,913
19,400,000	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(a)(h)	1,045,316
3,672,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+(a)	1,098,713
11,983,000	Poland Government Bond, 2.50%, 7/25/27+(a)	3,331,860
310,000	Republic of Argentina, 3.38%, 1/15/23+(a)	377,659
100,000	Republic of Argentina, 5.25%, 1/15/28+(a)	120,208
703,708	Republic of Argentina, 7.82%, 12/31/33+(a)	976,158

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bond, continued
$ 27,403,100	United Mexican States, 6.50%, 6/9/22+(a)(h)	$1,468,474

		31,688,039

Total Foreign Bonds (Cost $31,144,266)		32,533,755

Yankee Dollars (1.1%):
Banks (0.1%):
273,000	Export-Import Bank of Korea, 2.63%, 12/30/20(a)	268,727
614,000	HSBC Holdings plc, 6.38% (USISDA05+371 bps), 12/29/49, Callable 9/17/24 @ 100(a)	621,675

		890,402

Capital Markets (0.0%):
207,000	UBS Group AG, 4.13%, 9/24/25(a)(e)	208,149

Diversified Telecommunication Services (0.1%):
260,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 5/7/18 @ 101.25(a)	235,463
89,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104^(a)(e)	93,561
289,000	Telecom Italia SpA, 5.30%, 5/30/24^(a)(e)	294,058

		623,082

Food Products (0.0%):
408,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100(a)(e)	386,586

Industrial Conglomerates (0.0%):
200,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(a)(e)	63,000

Oil, Gas & Consumable Fuels (0.1%):
339,000	Petroleos Mexicanos, 5.72% (US0003M+365 bps), 3/11/22^(a)	370,358
726,000	Petroleos Mexicanos, 4.63%, 9/21/23(a)	727,517

		1,097,875

Paper & Forest Products (0.1%):
1,018,000	TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56(a)(b)	712,600

Pharmaceuticals (0.0%):
300,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100(a)	297,435

Road & Rail (0.0%):
521,825	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 4/23/18 @ 100(a)(b)	14,350

Sovereign Bond (0.7%):
1,071,000	Federal Republic of Brazil, 4.63%, 1/13/28, Callable 10/13/27 @ 100^(a)	1,049,580
747,000	Federal Republic of Brazil, 5.00%, 1/27/45(a)	671,187

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond, continued
$ 206,000	Federal Republic of Brazil, 5.63%, 2/21/47(a)	$199,717
113,000	Republic of Argentina, 5.63%, 1/26/22(a)	114,639
729,000	Republic of Argentina, 7.50%, 4/22/26(a)	777,843
527,000	Republic of Argentina, 6.88%, 1/26/27^(a)	537,277
1,206,000	Republic of Argentina, 5.88%, 1/11/28^(a)	1,134,242

		4,484,485

Total Yankee Dollars (Cost $9,715,179)		8,777,964

U.S. Treasury Obligations (12.2%):
U.S. Treasury Bills (4.3%)
7,000,000	1.20%, 4/5/18(a)	6,999,052
6,110,000	1.75%, 4/19/18(a)	6,105,286
22,000,000	1.47%, 4/26/18(a)	21,976,606

		35,080,944

U.S. Treasury Notes (7.9%)
1,000,000	1.25%, 12/15/18(i)	994,492
837,100	1.13%, 7/31/21(a)	801,818
10,259,000	2.38%, 1/31/23(a)	10,174,844
19,458,100	2.63%, 2/28/23(a)	19,517,386
4,856,300	2.50%, 1/31/25(a)	4,801,667
8,423,700	2.75%, 2/28/25(a)	8,458,908
6,729,800	2.63%, 3/31/25(a)	6,699,137
12,814,900	2.75%, 2/15/28(a)(j)	12,821,408

		64,269,660

Total U.S. Treasury Obligations (Cost $99,114,509)		99,350,604

Purchased Options (0.0%):
Total Purchased Options (Cost $601,529)		722,786

Purchased Currency Options (0.1%):
Total Purchased Currency Options (Cost $204,178)		364,346

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $421,399)		124,237

Exchange Traded Funds (1.8%):
2,334	ETFS Platinum Trust(i)	206,909
2,764	ETFS Physical Palladium Shares(i)	250,225
191,469	iShares Gold Trust(i)	2,437,400
92,494	SPDR Gold Trust(i)	11,634,821

Total Exchange Traded Funds (Cost $13,971,370)		14,529,355

Securities Held as Collateral for Securities on Loan (1.9%):
$ 15,487,485	AZL MVP BlackRock Global Strategy Plus Fund Securities Lending Collateral Account(k)	15,487,485

Total Securities Held as Collateral for Securities on Loan (Cost $15,487,485)		15,487,485

Affiliated Investment Companies (45.0%):
12,706,583	AZL MSCI Global Equity Index Fund	140,916,006
20,984,540	AZL Enhanced Bond Index Fund	224,954,266

Total Affiliated Investment Companies (Cost $342,246,063)		365,870,272

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.7%):
5,731,614	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(l)	$5,731,614

Total Unaffiliated Investment Company (Cost $5,731,614)		5,731,614

Total Investment Securities (Cost $727,173,750) - 96.7%		786,845,612
Net other assets (liabilities) - 3.3%		25,797,395

Net Assets - 100.0%		$812,643,007

Percentages indicated are based on net assets as of March 31, 2018.

ADR	-	American Depositary Receipt
GUKG5	-	UK Govt Bonds 5 Year Note Generic Bid Yield
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts
US0003M	-	3 Month US Dollar LIBOR
USISDA05	-	5 Year ICE Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $15,120,091.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.99% of the net assets of the fund.
(c)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2018. The total of all such securities represent 0.84% of the net assets of the fund.
(d)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent 0.04% of the net assets of the Fund.
(e)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(f)	Defaulted bond.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.
(h)	Principal amount is stated in 100 Mexican Peso Units.
(i)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(j)	All or a portion of this security has been pledged as collateral for open derivative positions.
(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.
(l)	The rate represents the effective yield at March 31, 2018.

Amounts shown as “—” are $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2018:

Country	Percentage
Argentina	0.6%
Australia	0.9%
Belgium	0.2%
Bermuda	— %^
Brazil	1.1%
Canada	0.7%
Cayman Islands	— %^
Chile	— %^
China	0.3%
Czech Republic	— %^
Denmark	— %^
European Community	0.1%
Finland	0.1%
France	1.0%
Germany	0.9%
Guernsey	— %^
Hong Kong	0.4%
India	0.6%
Indonesia	— %^
Ireland (Republic of)	— %^
Israel	— %^
Italy	0.8%
Japan	5.1%
Jersey	0.1%
Liberia	— %^
Luxembourg	0.1%
Malaysia	— %^
Mexico	0.6%
Netherlands	0.8%
Norway	— %^
Panama	— %^
Poland	0.6%
Portugal	— %^
Republic of Korea (South)	0.3%
Singapore	0.1%
South Africa	— %^
Spain	0.2%
Sweden	— %^
Switzerland	0.7%
Taiwan, Province Of China	0.4%
Thailand	0.1%
Turkey	— %^
United Arab Emirates	0.2%
United Kingdom	1.5%
United States	81.5%

100.0%

^	Represents less than 0.05%.

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $40,721,713 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 June Futures (Euro)(a)	6/15/18	3	(121,098)	$719
NASDAQ 100 E-Mini June Futures (U.S. Dollar)(a)	6/15/18	20	(2,637,600)	188,714
Nikkei 225 Index June Futures (Japanese Yen)(a)	6/7/18	58	(5,853,699)	(51,249)
S&P 500 Index E-Mini June Futures (U.S. Dollar)(a)	6/15/18	11	(1,453,650)	60,806

				$198,990

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index June Futures (U.S. Dollar)(a)	6/15/18	17	1,009,630	$(33,034)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/18	153	20,218,950	(759,922)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/20/18	166	20,109,344	161,180

				$(631,776)

Total Net Futures Contracts				$(432,786)

Option Contracts(a)

At March 31, 2018, the Fund’s over-the-counter options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(b)	Fair Value
BP plc	UBS Warburg	Call	40.00	USD	1/18/19	33,891	$1,355,640	$103,248
Chevron Corp.	UBS Warburg	Call	125.00	USD	1/18/19	10,746	1,343,250	45,105
Conocophilips	UBS Warburg	Call	52.50	USD	1/18/19	17,866	937,965	175,167
EURO STOXX 50 Index	Deutsche Bank	Call	3426.55	EUR	9/21/18	106	363,214	8,781
Exxon Mobil Corp.	UBS Warburg	Call	95.00	USD	1/18/19	7,306	694,070	2,980
Occidental Petroleum Corp.	UBS Warburg	Call	75.00	USD	1/18/19	15,702	1,177,650	26,054
Royal Dutch Shell plc	UBS Warburg	Call	60.00	USD	1/18/19	19,345	1,160,700	113,288
S&P 500 Index	Citigroup	Call	2875.00	USD	4/20/18	665	1,911,875	566
S&P 500 Index	Morgan Stanley	Call	2875.00	USD	4/20/18	532	1,529,500	453
Schlumberger, Ltd.	UBS Warburg	Call	90.00	USD	1/18/19	10,576	951,840	5,547
SPDR Gold Shares(c)	Societe Generale	Call	130.00	USD	6/15/18	13,452	1,748,760	17,601
SPDR Gold Shares(c)	JPMorgan Chase	Call	127.00	USD	6/29/18	8,072	1,025,144	20,349
SPDR Gold Shares(c)	JPMorgan Chase	Call	129.00	USD	7/20/18	4,848	625,392	10,525
SPDR Gold Shares(c)	JPMorgan Chase	Call	130.00	USD	7/20/18	4,846	629,980	9,091
SPDR Gold Trust(c)	Morgan Stanley	Call	127.00	USD	4/20/18	6,728	854,456	5,140
SPDR Gold Trust(c)	Societe Generale	Call	128.50	USD	5/18/18	13,448	1,728,068	14,728
SPDR Gold Trust(c)	Morgan Stanley	Call	129.00	USD	5/18/18	10,777	1,390,233	10,465
Suncor Energy, Inc.	UBS Warburg	Call	35.00	USD	1/18/19	22,818	798,630	59,354
Total SA	UBS Warburg	Call	60.00	USD	1/18/19	23,303	1,398,180	55,167

Total (Cost $563,735)								$683,609

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

At March 31, 2018, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(b)	Fair Value
Apple, Inc.	Barclays Bank	Call	160.00	USD	1/18/19	2,690	$430,400	$(55,245)
Comcast Corp.	Citigroup	Call	36.25	USD	1/18/19	11,466	415,643	(27,678)
Comcast Corp.	Citigroup	Call	40.00	USD	1/18/19	10,766	430,640	(13,597)
DowDuPont, Inc.	Barclays Bank	Call	70.00	USD	1/18/19	5,957	416,990	(17,774)

FleetCor Technologies, Inc.	Barclays Bank	Call	180.00	USD	1/18/19	1,321	237,780	(46,624)
Gilead Sciences, Inc.	UBS Warburg	Call	80.00	USD	1/18/19	5,199	415,920	(28,188)
Microsoft Corp.	Barclays Bank	Call	90.00	USD	1/18/19	4,767	429,030	(45,373)
Pioneer Natural Resources Co.	UBS Warburg	Call	165.00	USD	1/18/19	2,826	466,290	(69,167)
SPDR Gold Shares(c)	Societe Generale	Call	145.00	USD	6/15/18	135	19,575	(1,946)
United Continental Holdings, Inc.	Deutsche Bank	Call	75.00	USD	1/18/19	3,469	260,175	(22,194)
BP plc	UBS Warburg	Put	25.00	USD	1/18/19	33,891	847,275	(7,667)
Chevron Corp.	UBS Warburg	Put	80.00	USD	1/18/19	10,746	859,680	(12,713)
Conocophilips	UBS Warburg	Put	35.00	USD	1/18/19	17,866	625,310	(5,425)
EURO STOXX 50 Index	Deutsche Bank	Put	2586.07	EUR	9/21/18	106	274,123	(2,374)
Exxon Mobil Corp.	UBS Warburg	Put	60.00	USD	1/18/19	7,306	438,360	(9,361)
Occidental Petroleum Corp.	UBS Warburg	Put	45.00	USD	1/18/19	15,702	706,590	(11,056)
Schlumberger, Ltd.	UBS Warburg	Put	60.00	USD	1/18/19	10,576	634,560	(42,718)
Suncor Energy, Inc.	UBS Warburg	Put	25.00	USD	1/18/19	22,818	570,450	(11,374)

Total (Premiums $576,172)								$(430,474)

At March 31, 2018, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(b)	Fair Value
SPDR Gold Shares(c)	Call	125.50	USD	4/20/18	135	$16,943	$19,170
SPDR Gold Shares(c)	Call	128.00	USD	7/20/18	81	10,368	20,007

Total (Cost $37,794)							$39,177

At March 31, 2018, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(b)	Fair Value
SPDR Gold Shares(c)	Put	118.00	USD	7/20/18	81	$9,558	$(3,564)

Total (Premiums $3,302)							$(3,564)

At March 31, 2018, the Fund’s over-the-counter currency options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount	Fair Value
British Pound Call Currency Option (GBP/USD)	BNP Paribas	Call	1.41	GBP	6/14/18	53,256	$120,328
European Dollar Call Currency Option (EUR/USD)	Barclays Bank	Call	1.19	EUR	5/18/18	53,161	244,018

Total (Cost $204,178)							$364,346

At March 31, 2018, the Fund’s over-the-counter currency options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount	Fair Value
British Pound Call Currency Option (USD/GBP)	BNP Paribas	Call	1.46	GBP	6/14/18	(53,256)	$(28,052)
South African Rand Call Currency Option (USD/ZAR)	Goldman Sachs	Call	12.50	USD	6/14/18	(13,314)	(13,185)
British Pound Put Currency Option (USD/GBP)	BNP Paribas	Put	1.35	GBP	6/14/18	(53,256)	(23,645)

Total (Premiums $80,408)							$(64,882)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

At March 31, 2018, the Fund’s open over-the-counter interest rate swaptions purchased were as follows:(a)

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Expiration Date	Counterparty	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Fixed 1.07% Semi-annually	6-Month Japanese Yen LIBOR Rate BBA Semi- annually	4/4/18	Deutsche Bank	1,006,98	0JPY	$—	$(21,147)
Fixed 2.15% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	4/24/18	Goldman Sachs	2,68	0USD	531	(183,836)
Fixed 2.75% Quarterly	3-Month U.S. Dollar LIBOR BBA Quarterly	5/2/18	Goldman Sachs	12	6USD	30,569	(30,522)
Fixed 2.91% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	6/1/18	Goldman Sachs	1,07	7USD	62,231	(1,043)
Fixed 2.42% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	7/9/18	Goldman Sachs	1,07	7USD	30,906	(60,614)

Total (Cost $421,398)						$124,237	$(297,162)

At March 31, 2018, the Fund’s open over-the-counter interest rate swaptions written were as follows:(a)

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Expiration Date	Counterparty	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Fixed 1.9% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	4/24/18	Goldman Sachs	(2,680	)USD	$(49)	$78,736
Fixed 2.4% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	4/24/18	Goldman Sachs	(1,340	)USD	(198,207)	(132,821)
Fixed 2.50% Quarterly	3-Month U.S. Dollar LIBOR BBA Quarterly	5/2/18	Goldman Sachs	(575	)USD	(61,447)	(18,670)
Fixed 2.66% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	6/1/18	Goldman Sachs	(1,616	)USD	(31,607)	7,716
Fixed 2.82% Quarterly	3-Month U.S. Dollar LIBOR BBA Quarterly	7/9/18	Goldman Sachs	(1,077	)USD	(118,515)	(53,913)

Total (Premiums $290,873)						$(409,825)	$(118,952)

Forward Currency Contracts(a)

At March 31, 2018, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Dollar	33,069	European Euro	26,866	Brown Brothers Harriman	4/4/18	$7
U.S. Dollar	113,209	British Pound	80,667	Morgan Stanley	4/4/18	31
U.S. Dollar	427,691	Australian Dollar	550,000	Citigroup	4/6/18	5,345
U.S. Dollar	948,130	Mexican Peso	18,586,000	UBS Warburg	4/12/18	(72,576)
U.S. Dollar	1,060,911	Australian Dollar	1,395,000	Deutsche Bank	4/13/18	(10,311)
U.S. Dollar	2,404,214	Australian Dollar	3,006,000	Goldman Sachs	4/26/18	95,901
U.S. Dollar	1,436,297	European Euro	1,159,000	UBS Warburg	5/21/18	5,148
U.S. Dollar	371,244	European Euro	300,000	UBS Warburg	5/21/18	800

						$24,345

Long Contracts:
Australian Dollar	2,061,806	U.S. Dollar	1,585,982	Goldman Sachs	4/26/18	$(2,718)
British Pound	773,000	U.S. Dollar	1,084,510	JPMorgan Chase	5/10/18	1,617
British Pound	769,000	U.S. Dollar	1,077,999	JPMorgan Chase	5/18/18	2,856
British Pound	797,000	U.S. Dollar	1,118,219	JPMorgan Chase	5/24/18	2,262
European Euro	78,811	U.S. Dollar	97,080	State Street	4/3/18	(99)
European Euro	1,633,000	U.S. Dollar	1,931,676	UBS Warburg	4/12/18	79,098
European Euro	784,000	U.S. Dollar	971,518	UBS Warburg	5/21/18	(3,424)
European Euro	1,590,000	U.S. Dollar	1,984,209	UBS Warburg	6/14/18	(17,029)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
European Euro	852,000	Polish Zloty	3,594,332	Deutsche Bank	6/15/18	$2,098
European Euro	1,221,000	U.S. Dollar	1,521,091	UBS Warburg	6/15/18	(10,317)
European Euro	1,872,000	U.S. Dollar	2,338,952	Barclays Bank	6/29/18	(19,910)
European Euro	1,872,000	U.S. Dollar	2,342,209	Deutsche Bank	7/13/18	(20,575)
European Euro	1,872,000	U.S. Dollar	2,343,360	Goldman Sachs	7/20/18	(20,430)
European Euro	1,872,000	U.S. Dollar	2,345,185	BNP Paribas	7/27/18	(20,959)
European Euro	1,872,000	U.S. Dollar	2,346,135	UBS Warburg	8/3/18	(20,611)
Japanese Yen	28,494,146	U.S. Dollar	267,508	State Street	4/3/18	370
Japanese Yen	196,050,000	U.S. Dollar	1,768,981	Deutsche Bank	4/12/18	75,165
Japanese Yen	196,050,000	U.S. Dollar	1,770,531	BNP Paribas	4/19/18	74,431
Japanese Yen	186,750,000	U.S. Dollar	1,686,215	Goldman Sachs	4/20/18	71,339
Japanese Yen	112,914,000	U.S. Dollar	1,071,585	Barclays Bank	6/8/18	(5,342)
Japanese Yen	134,517,000	U.S. Dollar	1,270,835	Goldman Sachs	6/14/18	(28)
Norwegian Krone	6,484,000	U.S. Dollar	836,580	Morgan Stanley	4/27/18	(8,357)
Swedish Krona	8,875,919	European Euro	882,000	Deutsche Bank	6/21/18	(21,784)
Swedish Krona	8,695,763	European Euro	853,000	BNP Paribas	6/29/18	(7,602)

						$130,051

Swap Agreements(a)

At March 31, 2018, the Fund’s open centrally cleared credit default swap agreements (buy protection) were as follows:

Description	Clearing Agent	Payment Frequency	Implied Credit Spread at March 31, 2018(d)	Expiration Date	Notional Amount(e)	Fixed Rate	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with Series 29	Bank of America	Quarterly	3.07%	12/20/22	$325,609	5.00%	$(21,027)	$(23,863)	$2,836

							$(21,027)	$(23,863)	$2,836

At March 31, 2018, the Fund’s open over-the-counter variance swap agreements were as follows:

Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount	Upfront Premiums Paid/ (Received)	Amount at Value	Unrealized Appreciation/ (Depreciation)
5yr-30yr Constant Maturity Swap Capital	Bank of America	$0.31	11/6/18	$8,330,000	$25,545	$1,767	$(23,778)

Total (Premium $25,545)					$25,545	$1,767	$(23,778)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

At March 31, 2018, the Fund’s open over-the-counter currency swap agreements were as follows:(a)

Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Pay	2.012%	10/15/18	Bank of America	273,450,000	JPY	$66,196	$66,196

						$66,196	$66,196

At March 31, 2018, the Fund’s open centrally cleared interest rate swap agreements were as follows:(a)

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Expiration Date	Clearing Agent	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
6-Month Euro Interbank Offer Rate (EURIBOR) Semi-annually	Fixed 0.415% Annually	3/7/23	Bank of America	4,684,846	EUR	$56	$(18,733)	$(18,789)
Fixed 2.403% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	3/7/23	Bank of America	5,293,612	USD	61	(74,940)	(75,001)
6-Month Euro Interbank Offer Rate (EURIBOR) Semi-annually	Fixed 0.340% Semi-annually	6/14/23	Bank of America	4,569,918	EUR	61	22,288	22,227
Fixed 2.33% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	6/14/23	Bank of America	5,698,956	USD	66	(110,561)	(110,627)
6-Month Euro Interbank Offer Rate (EURIBOR) Semi-annually	Fixed 0.373% Annually	8/15/26	Bank of America	1,778,707	EUR	28	71,221	71,193
Fixed 2.728% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	7/25/28	Bank of America	3,072,000	USD	53	(29,658)	(29,711)
6-Month Euro Interbank Offer Rate (EURIBOR) Semi-annually	Fixed 1.078% Annually	7/25/28	Bank of America	2,156,000	EUR	46	(12,558)	(12,604)

							$(152,941)	$(153,312)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

At March 31, 2018, the Fund’s open over-the-counter total return swap agreements were as follows:

Pay/ Receive	Financing Rate	Description	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	122,040	EUR	$34,104
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	131,430	EUR	37,905
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/27/19	BNP Paribas SA	92,430	EUR	24,471
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/17/20	BNP Paribas SA	51,650	EUR	11,749
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	67,410	EUR	25,578
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	28,860	EUR	10,999
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	28,920	EUR	10,925
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	106,900	EUR	23,499
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	106,700	EUR	39,246
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	28,800	EUR	11,073
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	29,100	EUR	10,704
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/17/21	BNP Paribas SA	53,400	EUR	9,596
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/17/21	BNP Paribas SA	56,450	EUR	5,844
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/17/21	BNP Paribas SA	59,750	EUR	1,784
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/17/21	BNP Paribas SA	36,240	EUR	591
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/16/22	BNP Paribas SA	55,400	EUR	4,675
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/16/22	BNP Paribas SA	126,610	EUR	4,466
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/16/22	BNP Paribas SA	32,850	EUR	3,285
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/21/22	BNP Paribas SA	54,450	EUR	5,844
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/15/23	BNP Paribas SA	79,520	EUR	775
Pay	0.00%	EURO STOXX 50 Index Dividends December Futures	12/15/23	BNP Paribas SA	80,745	EUR	(732)
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini April Futures	4/3/23	JPMorgan Chase	4,280,000	JPY	3,656
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	4/2/18	BNP Paribas SA	19,830,600	JPY	23,850
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	4/2/18	BNP Paribas SA	20,025,000	JPY	22,023
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	10,312,500	JPY	23,334
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	10,560,000	JPY	21,008
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	20,514,000	JPY	47,711
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	13,960,000	JPY	37,673
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	17,000,000	JPY	51,320
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	4/1/20	BNP Paribas SA	10,488,000	JPY	28,085
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,880,000	JPY	6,890
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	15,520,000	JPY	27,559
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,855,000	JPY	7,125
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	4,215,000	JPY	3,741
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	7,655,000	JPY	14,766
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,950,000	JPY	13,648
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,970,000	JPY	13,460

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	4,260,000	JPY	$4,145
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	15,720,000	JPY	28,988
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/23	BNP Paribas SA	4,230,000	JPY	4,126
Pay	0.00%	S&P 500 Index Dividends December Futures	12/21/18	BNP Paribas SA	257,125	USD	38,775
Pay	0.00%	S&P 500 Index Dividends December Futures	12/18/20	Goldman Sachs	107,944	USD	28,069
Pay	0.00%	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	133,513	USD	39,875

							$766,208

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.
(c)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(d)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(e)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
354,351	AZL DFA Emerging Markets Core Equity Fund	$4,021,884
3,126,098	AZL DFA Five-Year Global Fixed Income Fund	31,073,416
499,036	AZL DFA International Core Equity Fund	5,659,070
2,200,955	AZL DFA U.S. Core Equity Fund	27,908,108
654,203	AZL DFA U.S. Small Cap Fund	7,994,364

Total Affiliated Investment Companies (Cost $68,781,963)		76,656,842

Total Investment Securities (Cost $68,781,963) - 95.0%		76,656,842
Net other assets (liabilities) - 5.0%		4,000,305

Net Assets - 100.0%		$80,657,147

Percentages indicated are based on net assets as of March 31, 2018.

Continued

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $4,035,031 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/15/18	18	2,378,700	$(75,029)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/20/18	13	1,574,828	12,577

				$(62,452)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
3,283,922	AZL DFA International Core Equity Fund	$37,239,671
2,466,225	AZL DFA U.S. Core Equity Fund	31,271,736
1,297,084	AZL DFA U.S. Small Cap Fund	15,850,370
2,528,620	AZL Enhanced Bond Index Fund	27,106,810
1,638,005	AZL Gateway Fund	21,228,545
6,920,168	AZL International Index Fund, Class 2	118,404,076
10,597,682	AZL MetWest Total Return Bond Fund	106,506,705
1,577,730	AZL Mid Cap Index Fund, Class 2	36,729,545
5,538,565	AZL MSCI Emerging Markets Equity Index Fund, Class 2	49,514,768
10,566,092	AZL Pyramis® Total Bond Fund, Class 2	106,611,870
4,483,726	AZL Russell 1000 Growth Index Fund, Class 2	69,049,376
8,077,629	AZL Russell 1000 Value Index Fund, Class 2	106,301,594
718,542	AZL Small Cap Stock Index Fund, Class 2	10,742,209
4,623,311	PIMCO VIT Income Portfolio	49,284,495
10,441,946	PIMCO VIT Low Duration Portfolio	106,403,426
9,924,810	PIMCO VIT Total Return Portfolio	106,691,703

Total Affiliated Investment Companies (Cost $926,555,787)		998,936,899

Total Investment Securities (Cost $926,555,787) - 95.0%		998,936,899
Net other assets (liabilities) - 5.0%		52,045,529

Net Assets - 100.0%		$1,050,982,428

Percentages indicated are based on net assets as of March 31, 2018.

Continued

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $52,366,873 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/15/18	198	26,165,700	$(821,663)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/20/18	214	25,924,094	207,463

				$(614,200)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
587,900	AZL DFA International Core Equity Fund	$6,666,782
310,446	AZL DFA U.S. Core Equity Fund	3,936,454
217,911	AZL DFA U.S. Small Cap Fund	2,662,875
1,185,169	AZL Enhanced Bond Index Fund	12,705,015
296,771	AZL Gateway Fund	3,846,155
1,139,596	AZL International Index Fund, Class 2	19,498,490
3,408,872	AZL MetWest Total Return Bond Fund	34,259,166
281,802	AZL Mid Cap Index Fund, Class 2	6,560,345
729,725	AZL MSCI Emerging Markets Equity Index Fund, Class 2	6,523,746
3,390,270	AZL Pyramis® Total Bond Fund, Class 2	34,207,826
934,237	AZL Russell 1000 Growth Index Fund, Class 2	14,387,248
1,489,446	AZL Russell 1000 Value Index Fund, Class 2	19,601,105
178,810	AZL Small Cap Stock Index Fund, Class 2	2,673,215
1,500,951	PIMCO VIT Income Portfolio	16,000,139
3,086,332	PIMCO VIT Low Duration Portfolio	31,449,718
3,192,445	PIMCO VIT Total Return Portfolio	34,318,786

Total Affiliated Investment Companies (Cost $238,387,369)		249,297,065

Total Investment Securities (Cost $238,387,369) - 95.0%		249,297,065
Net other assets (liabilities) - 5.0%		13,057,898

Net Assets - 100.0%		$262,354,963

Percentages indicated are based on net assets as of March 31, 2018.

Continued

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $13,119,823 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/15/18	34	4,493,100	$(143,290)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/20/18	70	8,479,844	67,896

				$(75,394)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
10,171,358	AZL DFA International Core Equity Fund	$115,343,202
4,483,249	AZL DFA U.S. Core Equity Fund	56,847,601
3,734,082	AZL DFA U.S. Small Cap Fund	45,630,480
5,446,550	AZL Enhanced Bond Index Fund	58,387,014
4,440,255	AZL Gateway Fund	57,545,710
17,355,050	AZL International Index Fund, Class 2	296,944,914
18,878,823	AZL MetWest Total Return Bond Fund	189,732,173
4,401,535	AZL Mid Cap Index Fund, Class 2	102,467,744
15,194,724	AZL MSCI Emerging Markets Equity Index Fund, Class 2	135,840,837
18,822,569	AZL Pyramis® Total Bond Fund, Class 2	189,919,725
11,550,088	AZL Russell 1000 Growth Index Fund, Class 2	177,871,350
20,572,540	AZL Russell 1000 Value Index Fund, Class 2	270,734,626
2,310,890	AZL Small Cap Stock Index Fund, Class 2	34,547,809
8,721,750	PIMCO VIT Income Portfolio	92,973,852
15,215,044	PIMCO VIT Low Duration Portfolio	155,041,293
17,680,160	PIMCO VIT Total Return Portfolio	190,061,725

Total Affiliated Investment Companies (Cost $1,982,888,360)		2,169,890,055

Total Investment Securities (Cost $1,982,888,360) - 95.1%		2,169,890,055
Net other assets (liabilities) - 4.9%		111,312,259

Net Assets - 100.0%		$2,281,202,314

Percentages indicated are based on net assets as of March 31, 2018.

Continued

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $112,200,523 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/15/18	509	67,264,350	$(2,120,663)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/20/18	367	44,458,609	356,237

				$(1,764,426)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
57,945,664	AZL Enhanced Bond Index Fund	$621,177,514
28,775,278	AZL International Index Fund, Class 2	492,345,011
12,414,540	AZL Mid Cap Index Fund, Class 2	289,010,492
57,650,374	AZL S&P 500 Index Fund, Class 2	921,252,982
9,713,174	AZL Small Cap Stock Index Fund, Class 2	145,211,956

Total Affiliated Investment Companies (Cost $2,145,214,433)		2,468,997,955

Total Investment Securities (Cost $2,145,214,433) - 95.0%		2,468,997,955
Net other assets (liabilities) - 5.0%		128,610,237

Net Assets - 100.0%		$2,597,608,192

Percentages indicated are based on net assets as of March 31, 2018.

Continued

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $129,584,817 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/15/18	734	96,998,100	$(2,695,604)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/20/18	264	31,981,125	255,602

				$(2,440,002)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
19,118,150	AZL Enhanced Bond Index Fund	$204,946,571
4,740,188	AZL International Index Fund, Class 2	81,104,611
2,112,722	AZL Mid Cap Index Fund, Class 2	49,184,163
9,454,349	AZL S&P 500 Index Fund, Class 2	151,080,494
1,672,601	AZL Small Cap Stock Index Fund, Class 2	25,005,382

Total Affiliated Investment Companies (Cost $463,498,413)		511,321,221

Total Investment Securities (Cost $463,498,413) - 95.0%		511,321,221
Net other assets (liabilities) - 5.0%		26,730,702

Net Assets - 100.0%		$538,051,923

Percentages indicated are based on net assets as of March 31, 2018.

Continued

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $26,853,699 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/15/18	122	16,122,300	$(592,682)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/20/18	88	10,660,375	84,544

				$(508,138)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.9%):
19,039,193	AZL Pyramis® Multi-Strategy Fund	$252,269,308

Total Affiliated Investment Company (Cost $241,410,650)		252,269,308

Total Investment Securities (Cost $241,410,650) - 94.9%		252,269,308
Net other assets (liabilities) - 5.1%		13,530,348

Net Assets - 100.0%		$265,799,656

Percentages indicated are based on net assets as of March 31, 2018.

Continued

AZL MVP Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $13,272,520 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/15/18	40	5,286,000	$(140,995)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/20/18	65	7,874,140	63,464

				$(77,531)

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
18,646,387	AZL Enhanced Bond Index Fund	$199,889,272
18,151,342	AZL S&P 500 Index Fund, Class 2	290,058,453
30,178,828	AZL T. Rowe Price Capital Appreciation Fund	545,935,004

Total Affiliated Investment Companies (Cost $934,329,095)		1,035,882,729

Total Investment Securities (Cost $934,329,095) - 95.0%		1,035,882,729
Net other assets (liabilities) - 5.0%		54,617,312

Net Assets - 100.0%		$1,090,500,041

Percentages indicated are based on net assets as of March 31, 2018.

Continued

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

March 31, 2018 (Unaudited)

Futures Contracts

Cash of $54,509,706 has been segregated to cover margin requirements for the following open contracts as of March 31, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/15/18	247	32,641,050	$(923,534)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/20/18	178	21,563,031	172,290

				$(751,244)

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 12 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Balanced Index Strategy Fund

•	AZL DFA Multi-Strategy Fund

•	AZL MVP Balanced Index Strategy Fund

•	AZL MVP BlackRock Global Strategy Plus Fund

•	AZL MVP DFA Multi-Strategy Fund

•	AZL MVP Fusion Dynamic Balanced Fund

•	AZL MVP Fusion Dynamic Conservative Fund

•	AZL MVP Fusion Dynamic Moderate Fund

•	AZL MVP Growth Index Strategy Fund

•	AZL MVP Moderate Index Strategy Fund

•	AZL MVP Pyramis® Multi-Strategy Fund

•	AZL MVP T. Rowe Price Capital Appreciation Plus Fund

The Funds are “fund of funds,” which means that the Funds invest primarily in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Funds only offer their shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded no later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

During the period ended March 31, 2018, the AZL MVP BlackRock Global Strategy Plus Fund primarily invested in shares of another mutual fund managed by the Manager, the AZL BlackRock Global Allocation Fund (the“VIP Subsidiary”), a wholly-owned and controlled subsidiary of the Fund.

As of March 31, 2018, the AZL MVP BlackRock Global Strategy Plus Fund’s aggregate investment in the VIP Subsidiary was $406,602,436, representing 50.03% of the AZL MVP BlackRock Global Strategy Plus Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Cayman Subsidiary”), a wholly owned and controlled subsidiary of the VIP Subsidiary formed in the

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

Cayman Islands, which invests primarily in commodity-related instruments. The VIP Subsidiary’s and Cayman Subsidiary’s investments have been consolidated with those of the AZL MVP BlackRock Global Strategy Plus Fund.

Real Estate Investment Trusts

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The AZL MVP BlackRock Global Strategy Plus Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, records an investment when the borrower withdraws money and records the interest as earned.

Bank Loans

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U. S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Consolidated Schedule of Portfolio Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at March 31, 2018, are presented on the Fund’s Consolidated Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Funds managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%.

TBA Purchase and Sale Commitments

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of March 31, 2018, no collateral had been posted by the Fund to counterparties for TBAs.

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedules, as applicable. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type. Each Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Funds’ derivative positions could exceed 20% of each Fund’s value. Each Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Forward Currency Contracts

During the period ended March 31, 2018, the AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

The Funds (except for the AZL Balanced Index Strategy Fund and the AZL DFA Multi-Strategy Fund) may invest in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may purchase or write put and call options on a security or an index of securities. During the period ended March 31, 2018, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts—The Fund pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Swap Agreements

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Board of Trustees (“Trustees”) and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary or Cayman Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of March 31, 2018, the Fund, entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of March 31, 2018 the AZL MVP BlackRock Global Strategy Plus Fund, through the Subsidiary, entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

Variance swaps involve the agreement of two parties to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March 31, 2018, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule.

A summary of each Fund’s investments in affiliated investment companies as of March 31, 2018 is as follows:

					Net Change in				Net realized
				Net	Unrealized				gains distributions
	Fair Value	Purchases	Proceeds from	Realized	Appreciation/	Fair Value	Shares as of	Dividend	from affiliated
	12/31/2017	at Cost	Sales	Gain(Loss)	Depreciation	3/31/2018	3/31/2018	Income	underlying funds
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$224,376,218	$465,414	$(4,711,660)	$(152,217)	$(3,371,300)	$216,606,455	20,205,826	$—	$—
AZL International Index Fund, Class 2	56,347,640	—	(1,714,571)	341,367	(911,805)	54,062,631	3,159,710	—	—
AZL Mid Cap Index Fund, Class 2	33,670,676	—	(1,227,482)	204,436	(447,950)	32,199,680	1,383,148	—	—
AZL S&P 500 Index Fund, Class 2	116,180,562	—	(5,757,745)	1,178,339	(2,003,182)	109,597,974	6,858,446	—	—
AZL Small Cap Stock Index Fund, Class 2	18,001,081	—	(811,657)	140,507	(48,794)	17,281,137	1,155,929	—	—

	$448,576,177	$465,414	$(14,223,115)	$1,712,432	$(6,783,031)	$429,747,877	32,763,059	$—	$—

AZL DFA Multi-Strategy Fund
AZL DFA Emerging Markets Core Equity Fund	$63,140,016	$—	$(5,594,916)	$697,120	$70,366	$58,312,586	5,137,673	$—	$—
AZL DFA Five-Year Global Fixed Income Fund	472,920,612	884,706	(4,983,867)	(89,536)	(2,753,924)	465,977,991	46,879,074	—	—
AZL DFA International Core Equity Fund	87,201,630	—	(4,339,348)	559,608	(1,419,590)	82,002,300	7,231,243	—	—
AZL DFA U.S. Core Equity Fund	459,210,202	—	(22,936,645)	5,558,691	(7,536,352)	434,295,896	34,250,465	—	—
AZL DFA U.S. Small Cap Fund	122,556,147	—	(6,393,016)	1,223,499	(3,023,996)	114,362,634	9,358,644	—	—

	$1,205,028,607	$884,706	$(44,247,792)	$7,949,382	$(14,663,496)	$1,154,951,407	102,857,099	$—	$—

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$153,072,168	$5,660,265	$(2,486,387)	$(120,345)	$(2,304,114)	$153,821,587	14,349,029	$—	$—
AZL International Index Fund, Class 2	40,510,932	97,744	(234,456)	27,350	(468,979)	39,932,591	2,333,874	—	—
AZL Mid Cap Index Fund, Class 2	24,205,200	104,742	(416,407)	40,602	(216,678)	23,717,459	1,018,791	—	—
AZL S&P 500 Index Fund, Class 2	75,637,309	548,791	(2,072,710)	383,472	(1,007,892)	73,488,970	4,598,809	—	—
AZL Small Cap Stock Index Fund, Class 2	12,940,281	—	(376,605)	36,472	30,780	12,630,928	844,878	—	—

	$306,365,890	$6,411,542	$(5,586,565)	$367,551	$(3,966,883)	$303,591,535	23,145,381	$—	$—

AZL MVP BlackRock Global Strategy Plus Fund
AZL Enhanced Bond Index Fund	$228,562,361	$2,340,516	$(2,371,706)	$(57,893)	$(3,519,011)	$224,954,266	20,984,540	$—	$—
AZL MSCI Global Equity Index Fund	146,445,694	—	(3,991,178)	911,724	(2,450,234)	140,916,006	12,706,583	—	—

	$375,008,055	$2,340,516	$(6,362,884)	$853,831	$(5,969,245)	$365,870,272	33,691,123	$—	$—

AZL MVP DFA Multi-Strategy Fund
AZL DFA Emerging Markets Core Equity Fund	$3,914,946	$150,995	$(94,446)	$24,139	$26,250	$4,021,884	354,351	$—	$—
AZL DFA Five-Year Global Fixed Income Fund	29,516,665	2,405,970	(669,678)	(15,717)	(163,824)	31,073,416	3,126,098	—	—
AZL DFA International Core Equity Fund	5,452,804	284,533	(24,334)	4,861	(58,794)	5,659,070	499,036	—	—
AZL DFA U.S. Core Equity Fund	27,079,624	1,539,528	(570,900)	89,218	(229,362)	27,908,108	2,200,955	—	—
AZL DFA U.S. Small Cap Fund	7,729,721	482,153	(111,706)	7,466	(113,270)	7,994,364	654,203	—	—

	$73,693,760	$4,863,179	$(1,471,064)	$109,967	$(539,000)	$76,656,842	6,834,643	$—	$—

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

					Net Change in				Net realized
				Net	Unrealized				gains distributions
	Fair Value	Purchases	Proceeds from	Realized	Appreciation/	Fair Value	Shares as of	Dividend	from affiliated
	12/31/2017	at Cost	Sales	Gain(Loss)	Depreciation	3/31/2018	3/31/2018	Income	underlying funds
AZL MVP Fusion Dynamic Balanced Fund
AZL DFA International Core Equity Fund	$39,248,531	$—	$(1,626,280)	$217,214	$(599,794)	$37,239,671	3,283,922	$—	$—
AZL DFA U.S. Core Equity Fund	33,559,467	—	(2,110,430)	472,160	(649,461)	31,271,736	2,466,225	—	—
AZL DFA U.S. Small Cap Fund	17,104,974	—	(1,007,717)	195,342	(442,229)	15,850,370	1,297,084	—	—
AZL Enhanced Bond Index Fund	27,573,381	—	(35,828)	(1,247)	(429,496)	27,106,810	2,528,620	—	—
AZL Gateway Fund	33,620,784	—	(11,912,724)	2,227,892	(2,707,407)	21,228,545	1,638,005	—	—
AZL International Index Fund, Class 2	124,645,530	—	(5,091,016)	1,101,304	(2,251,742)	118,404,076	6,920,168	—	—
AZL MetWest Total Return Bond Fund	110,373,633	—	(2,233,980)	(55,197)	(1,577,751)	106,506,705	10,597,682	—	—
AZL Mid Cap Index Fund, Class 2	33,557,418	5,593,400	(1,899,630)	306,920	(828,563)	36,729,545	1,577,730	—	—
AZL MSCI Emerging Markets Equity Fund, Class 2	53,193,311	—	(4,852,816)	1,212,579	(38,306)	49,514,768	5,538,565	—	—
AZL Pyramis® Total Bond Fund	110,713,901	—	(2,576,884)	(51,021)	(1,474,126)	106,611,870	10,566,092	—	—
AZL Russell 1000 Growth Index Fund	91,065,279	—	(24,346,312)	5,342,425	(3,012,016)	69,049,376	4,483,726	—	—
AZL Russell 1000 Value Index Fund	91,073,802	22,373,400	(2,911,392)	284,124	(4,518,340)	106,301,594	8,077,629	—	—
AZL Small Cap Stock Index Fund, Class 2	11,360,051	—	(679,218)	117,495	(56,119)	10,742,209	718,542	—	—
PIMCO VIT Income Portfolio	48,497,065	1,151,006	—	—	(363,576)	49,284,495	4,623,311	347,063	—
PIMCO VIT Low Duration Portfolio	109,839,812	346,527	(3,248,442)	(169,987)	(364,484)	106,403,426	10,441,946	346,527	—
PIMCO VIT Total Return Portfolio	110,066,916	548,282	(2,007,810)	12,122	(1,927,807)	106,691,703	9,924,810	548,281	—

	$1,045,493,855	$30,012,615	$(66,540,479)	$11,212,125	$(21,241,217)	$998,936,899	84,684,057	$1,241,871	$—

AZL MVP Fusion Dynamic Conservative Fund
AZL DFA International Core Equity Fund	$6,998,217	$—	$(262,430)	$55,952	$(124,957)	$6,666,782	587,900	$—	$—
AZL DFA U.S. Core Equity Fund	4,306,633	—	(352,821)	81,738	(99,096)	3,936,454	310,446	—	—
AZL DFA U.S. Small Cap Fund	2,803,677	—	(100,630)	20,774	(60,946)	2,662,875	217,911	—	—
AZL Enhanced Bond Index Fund	12,949,335	—	(41,866)	(1,409)	(201,045)	12,705,015	1,185,169	—	—
AZL Gateway Fund	6,907,550	—	(2,985,611)	564,517	(640,301)	3,846,155	296,771	—	—
AZL International Index Fund, Class 2	20,859,328	—	(1,192,465)	258,264	(426,637)	19,498,490	1,139,596	—	—
AZL MetWest Total Return Bond Fund	35,206,826	—	(428,656)	(13,577)	(505,427)	34,259,166	3,408,872	—	—
AZL Mid Cap Index Fund, Class 2	7,018,616	—	(412,059)	70,004	(116,216)	6,560,345	281,802	—	—
AZL MSCI Emerging Markets Equity Fund, Class 2	7,000,327	—	(636,776)	163,528	(3,333)	6,523,746	729,725	—	—
AZL Pyramis® Total Bond Fund	31,390,779	3,249,342	—	—	(432,295)	34,207,826	3,390,270	—	—
AZL Russell 1000 Growth Index Fund	17,333,662	—	(3,304,910)	708,832	(350,336)	14,387,248	934,237	—	—
AZL Russell 1000 Value Index Fund	17,379,950	4,058,100	(1,081,965)	109,632	(864,612)	19,601,105	1,489,446	—	—
AZL Small Cap Stock Index Fund, Class 2	2,783,265	—	(126,086)	23,041	(7,005)	2,673,215	178,810	—	—
PIMCO VIT Income Portfolio	17,152,980	116,646	(1,142,647)	68,433	(195,273)	16,000,139	1,500,951	116,646	—
PIMCO VIT Low Duration Portfolio	29,371,462	2,222,935	—	—	(144,679)	31,449,718	3,086,332	97,136	—
PIMCO VIT Total Return Portfolio	35,982,856	177,207	(1,219,471)	(28,299)	(593,507)	34,318,786	3,192,445	177,207	—

	$255,445,463	$9,824,230	$(13,288,393)	$2,081,430	$(4,765,665)	$249,297,065	21,930,683	$390,989	$—

AZL MVP Fusion Dynamic Moderate Fund
AZL DFA International Core Equity Fund	$119,970,024	$—	$(3,475,822)	$503,520	$(1,654,520)	$115,343,202	10,171,358	$—	$—
AZL DFA U.S. Core Equity Fund	60,247,547	—	(3,084,691)	701,238	(1,016,493)	56,847,601	4,483,249	—	—
AZL DFA U.S. Small Cap Fund	48,348,380	—	(2,019,877)	401,484	(1,099,507)	45,630,480	3,734,082	—	—
AZL Enhanced Bond Index Fund	59,336,541	—	(23,180)	(542)	(925,805)	58,387,014	5,446,550	—	—
AZL Gateway Fund	83,822,440	—	(24,920,425)	4,656,976	(6,013,281)	57,545,710	4,440,255	—	—
AZL International Index Fund, Class 2	310,202,260	—	(10,345,012)	2,279,230	(5,191,564)	296,944,914	17,355,050	—	—
AZL MetWest Total Return Bond Fund	194,346,284	—	(1,751,074)	(46,939)	(2,816,098)	189,732,173	18,878,823	—	—
AZL Mid Cap Index Fund, Class 2	95,682,061	12,101,600	(4,024,375)	662,797	(1,954,339)	102,467,744	4,401,535	—	—
AZL MSCI Emerging Markets Equity Fund, Class 2	143,689,713	—	(11,019,535)	2,800,039	370,620	135,840,837	15,194,724	—	—
AZL Pyramis® Total Bond Fund	195,092,711	—	(2,492,584)	(63,642)	(2,616,760)	189,919,725	18,822,569	—	—
AZL Russell 1000 Growth Index Fund, Class 2	231,038,729	—	(59,087,613)	13,080,094	(7,159,860)	177,871,350	11,550,088	—	—
AZL Russell 1000 Value Index Fund, Class 2	231,617,334	54,457,500	(4,672,963)	494,695	(11,161,940)	270,734,626	20,572,540	—	—
AZL Small Cap Stock Index Fund, Class 2	36,551,620	—	(2,199,788)	379,135	(183,158)	34,547,809	2,310,890	—	—
PIMCO VIT Income Portfolio	95,562,194	667,178	(2,542,956)	149,748	(862,312)	92,973,852	8,721,750	667,178	—
PIMCO VIT Low Duration Portfolio	155,302,712	497,168	—	—	(758,587)	155,041,293	15,215,044	497,168	—
PIMCO VIT Total Return Portfolio	194,296,831	972,154	(1,828,824)	(40,116)	(3,338,320)	190,061,725	17,680,160	972,155	—

	$2,255,107,381	$68,695,600	$(133,488,719)	$25,957,717	$(46,381,924)	$2,169,890,055	178,978,667	$2,136,501	$—

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$620,115,513	$16,950,253	$(6,097,799)	$(323,122)	$(9,467,331)	$621,177,514	57,945,664	$—	$—
AZL International Index Fund, Class 2	500,304,956	—	(2,506,024)	109,603	(5,563,524)	492,345,011	28,775,278	—	—
AZL Mid Cap Index Fund, Class 2	293,043,151	—	(1,781,471)	(71,969)	(2,179,219)	289,010,492	12,414,540	—	—
AZL S&P 500 Index Fund, Class 2	943,860,209	—	(14,305,480)	1,750,697	(10,052,444)	921,252,982	57,650,374	—	—
AZL Small Cap Stock Index Fund, Class 2	145,968,711	—	(1,426,057)	(75,633)	744,935	145,211,956	9,713,174	—	—

	$2,503,292,540	$16,950,253	$(26,116,831)	$1,389,576	$(26,517,583)	$2,468,997,955	166,499,030	$—	$—

AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$205,949,814	$2,870,583	$(666,455)	$(14,342)	$(3,193,029)	$204,946,571	19,118,150	$—	$—
AZL International Index Fund, Class 2	84,102,886	—	(2,144,881)	446,157	(1,299,551)	81,104,611	4,740,188	—	—
AZL Mid Cap Index Fund, Class 2	50,599,678	—	(1,028,651)	171,616	(558,480)	49,184,163	2,112,722	—	—
AZL S&P 500 Index Fund, Class 2	157,945,419	—	(5,680,619)	1,186,103	(2,370,409)	151,080,494	9,454,349	—	—
AZL Small Cap Stock Index Fund, Class 2	25,801,367	—	(901,646)	152,269	(46,608)	25,005,382	1,672,601	—	—

	$524,399,164	$2,870,583	$(10,422,252)	$1,941,803	$(7,468,077)	$511,321,221	37,098,010	$—	$—

AZL MVP Pyramis® Multi-Strategy Fund
AZL Pyramis® Multi-Strategy Fund	$260,858,132	$331,291	$(7,055,260)	$(170,209)	$(1,694,646)	$252,269,308	19,039,193	$—	$—

	$260,858,132	$331,291	$(7,055,260)	$(170,209)	$(1,694,646)	$252,269,308	19,039,193	$—	$—

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Enhanced Bond Index Fund	$196,788,055	$8,245,231	$(2,059,503)	$(45,947)	$(3,038,564)	$199,889,272	18,646,387	$—	$—
AZL S&P 500 Index Fund, Class 2	297,886,624	3,429,396	(8,775,384)	1,711,019	(4,193,202)	290,058,453	18,151,342	—	—
AZL T. Rowe Price Capital Appreciation Fund	546,357,130	1,204,850	(3,439,807)	142,879	1,669,952	545,935,004	30,178,828	—	—

	$1,041,031,809	$12,879,477	$(14,274,694)	$1,807,951	$(5,561,814)	$1,035,882,729	66,976,557	$—	$—

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy. Index options are generally valued at the average of the closing bid and ask quotations on the principal exchange on the which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures, as described below, may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Trust utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

The following is a summary of the valuation inputs used as of March 31, 2018 in valuing the Funds’ investments based upon three levels defined above:

AZL Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$429,747,877	$—	$—	$429,747,877

Total Investment Securities	$429,747,877	$—	$—	$429,747,877

AZL DFA Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,154,951,407	$—	$—	$1,154,951,407

Total Investment Securities	$1,154,951,407	$—	$—	$1,154,951,407

AZL MVP Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$303,591,535	$—	$—	$303,591,535

Total Investment Securities	303,591,535	—	—	303,591,535

Other Financial Instruments:*
Futures Contracts	(231,961)	—	—	(231,961)

Total Investments	$303,359,574	$—	$—	$303,359,574

AZL MVP BlackRock Global Strategy Plus Fund

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total
Bank Loans	$—	$1,170,132	$—		$—	$1,170,132
Common Stocks+
Aerospace & Defense	457,715	2,199,595	—		—	2,657,310
Air Freight & Logistics	—	10,625	—		—	10,625
Airlines	3,099,169	1,916,427	—		—	5,015,596
Auto Components	86,716	5,954,184	—		—	6,040,900
Automobiles	10,262	3,877,719	—		—	3,887,981
Banks	8,456,017	7,472,790	—		—	15,928,807
Beverages	243,787	1,822,811	—		—	2,066,598
Building Products	593,348	670,600	—		—	1,263,948
Capital Markets	6,708,752	2,175,112	—		—	8,883,864
Chemicals	6,285,684	5,925,555	—		—	12,211,239
Communications Equipment	24,886	602,225	—		—	627,111
Construction & Engineering	—	1,059,557	—		—	1,059,557
Construction Materials	—	183,771	—		—	183,771
Distributors	—	92,068	—		—	92,068
Diversified Financial Services	193,097	177,069	—		—	370,166
Diversified Telecommunication Services	130,383	4,333,932	—		—	4,464,315
Electric Utilities	2,081,814	1,601,500	—		—	3,683,314
Electrical Equipment	56,405	1,800,140	—		—	1,856,545
Electronic Equipment, Instruments & Components	3,178	1,992,959	—		—	1,996,137
Energy Equipment & Services	608,016	—	—		—	608,016
Equity Real Estate Investment Trusts	99,095	1,182,983	—		—	1,282,078
Food & Staples Retailing	1,867,524	141,071	—		—	2,008,595
Food Products	183,139	6,763,500	—		—	6,946,639
Gas Utilities	—	1,557,498	—		—	1,557,498
Health Care Equipment & Supplies	1,659,655	1,376,468	—		—	3,036,123
Health Care Providers & Services	6,007,733	2,507,227	—		—	8,514,960
Hotels, Restaurants & Leisure	1,753,759	22,945	—		—	1,776,704
Household Durables	1,954,364	767,804	—		—	2,722,168
Household Products	959,844	13,805	—		—	973,649

Independent Power & Renewable Electricity Producers	754,181	3,678	—		—	757,859
Industrial Conglomerates	1,629,984	3,742,497	—		—	5,372,481
Insurance	3,293,862	1,954,250	—		—	5,248,112
Internet & Direct Marketing Retail	5,584,488	2,479	—		—	5,586,967
Internet Software & Services	11,716,040	5,323	2,884		—	11,724,247
IT Services	4,291,289	27,134	—		—	4,318,423
Machinery	166,732	2,381,873	—		—	2,548,605
Media	8,840,008	1,178,712	—		—	10,018,720
Metals & Mining	39,287	479,433	—		—	518,720
Multiline Retail	48,885	—	—		—	48,885
Multi-Utilities	1,343,320	707,330	—		—	2,050,650
Oil, Gas & Consumable Fuels	9,153,685	3,513,155	—		—	12,666,840
Personal Products	911,596	586,827	—		—	1,498,423
Pharmaceuticals	4,177,156	5,520,920	—		—	9,698,076
Professional Services	33,379	3,085	—		—	36,464
Real Estate Management & Development	686,102	3,076,404	124,390		—	3,886,896
Road & Rail	1,870	3,268,717	—		—	3,270,587
Semiconductors & Semiconductor Equipment	3,128,241	1,570,811	—		—	4,699,052
Software	9,754,664	19,985	2,346,535		—	12,121,184
Specialty Retail	3,296,807	87,022	—		—	3,383,829
Technology Hardware, Storage & Peripherals	10,132,355	23,850	—		—	10,156,205
Textiles, Apparel & Luxury Goods	42,344	1,055,676	—		—	1,098,020
Thrifts & Mortgage Finance	—	857,523	—		—	857,523
Tobacco	10,735	709,653	—		—	720,388
Trading Companies & Distributors	74,792	5,098	—		—	79,890
Transportation Infrastructure	—	114,065	—		—	114,065
Wireless Telecommunication Services	537,983	4,427,585	—		—	4,965,568
Other Common Stocks+	4,316,934	—	—		—	4,316,934
Convertible Bonds
Food Products	—	— #	—		—	—
Oil, Gas & Consumable Fuels	—	551,088	—		—	551,088
Pharmaceuticals	—	753,240	—		—	753,240
Real Estate Management & Development	—	194,299	—		—	194,299
Convertible Preferred Stocks
Banks	—	161,250	—		—	161,250
Equity Real Estate Investment Trusts	335,064	588,031	—		—	923,095
Internet Software & Services	—	—	869,782		—	869,782
Multi-Utilities	—	595,440	—		—	595,440
Wireless Telecommunication Services	—	1,294,903	—		—	1,294,903
Corporate Bonds+
Banks	—	913,856	—		—	913,856
Beverages	—	464,707	—		—	464,707
Capital Markets	—	563,694	—		—	563,694
Communications Equipment	—	56,878	—		—	56,878
Consumer Finance	—	603,939	—		—	603,939
Diversified Telecommunication Services	—	1,517,011	—		—	1,517,011
Food & Staples Retailing	—	1,131,109	—		—	1,131,109
Health Care Equipment & Supplies	—	668,739	—		—	668,739
Insurance	—	302,689	—		—	302,689
Internet Software & Services	—	153,524	—		—	153,524
Media	—	207,500	—		—	207,500
Personal Products	—	286,010	—		—	286,010
Pharmaceuticals	—	155,535	—		—	155,535
Technology Hardware, Storage & Peripherals	—	1,022,915	—		—	1,022,915
Foreign Bonds+	—	32,533,755	—		—	32,533,755
Preferred Stocks
Banks	384,739	75,856	—		—	460,595
Consumer Finance	419,603	—	—		—	419,603
Health Care Providers & Services	—	860,814	349,738		—	1,210,552
Internet Software & Services	—	—	668,016		—	668,016
Software	—	—	640,025		—	640,025
Technology Hardware, Storage & Peripherals	—	5,788	—		—	5,788
Private Placements
Household Durables	—	—	—	#	—	—
Internet Software & Services	—	1,897,385	—		—	1,897,385
Oil, Gas & Consumable Fuels	—	—	—	#	—	—
Right	—	—	—	#	—	—
U.S. Treasury Obligations	—	99,350,604	—		—	99,350,604
Warrant	—	— #	—		—	—
Yankee Dollars+	—	8,777,964	—		—	8,777,964
Affiliated Investment Companies	365,870,272	—	—		—	365,870,272
Exchange Traded Fund	14,529,355	—	—		—	14,529,355
Securities Held as Collateral for Securities on Loan	—	—	—		15,487,485	15,487,485
Unaffiliated Investment Company	5,731,614	—	—		—	5,731,614
Purchased Options	—	722,786	—		—	722,786
Purchased Currency Options	—	364,346	—		—	364,346
Purchased Swaptions	—	124,237	—		—	124,237

Total Investment Securities	514,761,708	251,595,049	5,001,370		15,487,485	786,845,612

Other Financial Instruments:*
Futures Contracts	(432,786)	—	—		—	(432,786)
Written Options	—	(498,920)	—		—	(498,920)
Written Swaptions	—	(409,825)	—		—	(409,825)
Forward Currency Contracts	—	154,396	—		—	154,396
Centrally Cleared Credit Default Swap	—	2,836	—		—	2,836
Over-the-Counter Variance Swap	—	23,778	—		—	23,778
Over-the-Counter Currency Swap	—	66,196	—		—	66,196
Centrally Cleared Interest Rate Swaps	—	(153,312)	—		—	(153,312)
Total Return Swaps	—	766,208	—		—	766,208

Total Investments	$514,328,922	$251,546,406	$5,001,370		$15,487,485	$786,364,183

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

AZL MVP DFA Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$76,656,842	$—	$—	$76,656,842

Total Investment Securities	76,656,842	—	—	76,656,842

Other Financial Instruments:*
Futures Contracts	(62,452)	—	—	(62,452)

Total Investments	$76,594,390	$—	$—	$76,594,390

AZL MVP Fusion Dynamic Balanced Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$998,936,899	$—	$—	$998,936,899

Total Investment Securities	998,936,899	—	—	998,936,899

Other Financial Instruments:*
Futures Contracts	(614,200)	—	—	(614,200)

Total Investments	$998,322,699	$—	$—	$998,322,699

AZL MVP Fusion Dynamic Conservative Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$249,297,065	$—	$—	$249,297,065

Total Investment Securities	249,297,065	—	—	249,297,065

Other Financial Instruments:*
Futures Contracts	(75,394)	—	—	(75,394)

Total Investments	$249,221,671	$—	$—	$249,221,671

AZL MVP Fusion Dynamic Moderate Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$2,169,890,055	$—	$—	$2,169,890,055

Total Investment Securities	2,169,890,055	—	—	2,169,890,055

Other Financial Instruments:*
Futures Contracts	(1,764,426)	—	—	(1,764,426)

Total Investments	$2,168,125,629	$—	$—	$2,168,125,629

AZL MVP Growth Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$2,468,997,955	$—	$—	$2,468,997,955

Total Investment Securities	2,468,997,955	—	—	2,468,997,955

Other Financial Instruments:*
Futures Contracts	(2,440,002)	—	—	(2,440,002)

Total Investments	$2,466,557,953	$—	$—	$2,466,557,953

AZL MVP Moderate Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$511,321,221	$—	$—	$511,321,221

Total Investment Securities	511,321,221	—	—	511,321,221

Other Financial Instruments:*
Futures Contracts	(508,138)	—	—	(508,138)

Total Investments	$510,813,083	$—	$—	$510,813,083

AZL MVP Pyramis® Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$252,269,308	$—	$—	$252,269,308

Total Investment Securities	252,269,308	—	—	252,269,308

Other Financial Instruments:*
Futures Contracts	(77,531)	—	—	(77,531)

Total Investments	$252,191,777	$—	$—	$252,191,777

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,035,882,729	$—	$—	$1,035,882,729

Total Investment Securities	1,035,882,729	—	—	1,035,882,729

Other Financial Instruments:*
Futures Contracts	(751,244)	—	—	(751,244)

Total Investments	$1,035,131,485	$—	$—	$1,035,131,485

+	For detailed industry descriptions, see the accompanying Consolidated Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment except futures contracts and centrally cleared interest rate swaps which are presented at variation margin.
^	Investments categorized as Securities Held as Collateral for Securities on Loan in the Consolidated Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.
#	Represents the interest in securities that were determined to have a value of zero at March 31, 2018.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

For the period ended March 31, 2018, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers out of an investment’s assigned level within the hierarchy during the reporting period. The Trust defines a significant transfer as aggregate transfers that are greater than 2% of a Fund’s net assets. There were no significant transfers between Level 1 and Level 2 as of March 31, 2018.

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2018 are identified below.

AZL MVP BlackRock Global Strategy Plus Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 12.00%, 4/1/20	4/27/15	$735,000	3,065,000	$—	—%
AliphCom, Inc., 12.00%, 4/1/20	11/11/15	268,000	268,000	—	—%
Dana Gas Sukuk, Ltd., 7.00%, 10/31/18	5/8/13	650,390	631,620	551,088	0.07%
Domo, Inc., Series E	4/1/15	998,866	144,482	869,782	0.11%
DropBox, Inc., Class B, 0.00%	1/28/14	1,827,985	63,800	1,897,385	0.23%
Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	349,738	0.04%
Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 4/23/18 @ 100.00	12/22/14	—	521,825	14,350	—%
Jawbone, 0.00%	1/24/17	—	23,389	—	—%
Lookout, Inc.	3/4/15	63,364	5,547	2,884	0.00%
Lookout, Inc., Preferred Shares, Series F	9/19/14	389,996	63,925	668,016	0.08%
Palantir Technologies, Inc., Series I	3/7/24	712,042	116,157	640,025	0.08%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	—	—%
TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56	7/20/16	2,106,000	1,018,000	712,600	0.09%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	2,346,535	0.29%

(a)	Acquisition date represents the initial purchase date of the security.

6. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: Certain Funds may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. The AZL MVP BlackRock Global Strategy Plus Fund through the VIP Subsidiary may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. As required by applicable law, a Fund

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2018 (Unaudited)

that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Fund of Funds Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

7. Subsequent Events

Effective May 1, 2018, the AZL MVP Pyramis® Multi-Strategy Fund changed names to AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title) /s/ Brian Muench
Brian Muench, Principal Executive Officer

Date May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench
Brian Muench, Principal Executive Officer

Date May 16, 2018

By (Signature and Title) /s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date May 16, 2018